              As filed with the Securities and Exchange Commission.
                                                '33 Act Registration No. 2-28596
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-3

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       Post-Effective Amendment No. 37           [x]


                             SEPARATE ACCOUNT NO. 1
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   One Nationwide Plaza, Columbus, Ohio 43216
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

   Gordon E. McCutchan, Secretary, One Nationwide Plaza, Columbus, Ohio 43216
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement by the registration of additional securities, and updating of the prospectus, Statement of Additional Information and financial statements.

It is proposed that this filing will become effective (check appropriate space)


|_|   immediately upon filing pursuant to paragraph (b) of Rule 485
|X|   on May 1, 1997 pursuant to paragraph (b) of Rule 485
|_|   60 days after filing pursuant to paragraph (a)(1)of Rule 485
|_|   on (date), pursuant to paragraph (a)(1) of Rule 485


================================================================================


                                     1 of 79

                             SEPARATE ACCOUNT NO. 1
                               REFERENCE TO ITEMS
                              REQUIRED BY FORM N-3

Part A INFORMATION REQUIRED IN A PROSPECTUS
     Item 1.      Cover Page.................................................. 3
     Item 2.      Definitions................................................. 4
     Item 3.      Synopsis ................................................... 5
     Item 4.      Condensed Financial Information............................. 6
     Item 5.      General Description of Registrant and Insurance Company..... 8
     Item 6.      Management..................................................10
     Item 7.      Deductions and Expenses.....................................10
     Item 8.      General Description of Variable Annuity Contracts...........13
     Item 9.      Annuity Period..............................................18
     Item 10.     Death Benefit...............................................12
     Item 11.     Purchases and Contract Value................................18
     Item 12.     Redemptions.................................................12
     Item 13.     Taxes.......................................................12
     Item 14.     Legal Proceedings...........................................20

     Item 15.     Table of Contents of the Statement of Additional
                    Information...............................................21

Part B INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
     Item 16.     Cover Page..................................................22
     Item 17.     Table of Contents...........................................22
     Item 18.     General Information and History.............................22
     Item 19.     Investment Objectives and Policies..........................22
     Item 20.     Management..................................................24
     Item 21.     Investment Advisory and Other Services......................24
     Item 22.     Brokerage Allocation........................................24
     Item 23.     Purchase and Pricing of Securities Being Offered............24
     Item 24.     Underwriters................................................25
     Item 25.     Calculation of Yield Quotations of Money Market
                    Sub-Accounts..............................................25
     Item 26.     Annuity Payments............................................25
     Item 27.     Financial Statements........................................26

Part C OTHER INFORMATION
     Item 28.     Financial Statements and Exhibits...........................26
     Item 29.     Directors and Officers of the Insurance Company.............61
     Item 30.     Persons Controlled by or Under Common Control with the
                  Insurance Company or Registrant.............................63
     Item 31.     Number of Contract Owners...................................72
     Item 32.     Indemnification.............................................72
     Item 33.     Business and Other Connections of Investment Adviser........72
     Item 34.     Principal Underwriters......................................72
     Item 35.     Location of Accounts and Records............................72
     Item 36.     Management Services.........................................72
     Item 37.     Undertakings................................................72



                                     2 of 79

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   Home Office
                                 P.O. Box 16738
                              One Nationwide Plaza
                              Columbus, Ohio 43216
                                 (614) 249-5346

                  GROUP COMMON STOCK VARIABLE ANNUITY CONTRACTS
                                    Issued by
                        NATIONWIDE LIFE INSURANCE COMPANY
                                 (The "Company")

      The Group Common Stock Variable Annuity Contracts (the "Contract" or "Contracts") described in this prospectus are sold to corporations and unincorporated businesses for use with pension, profit sharing, and other retirement plans (collectively referred to as the "Plan"). The Plan must qualify for special federal tax treatment under sections 401 and 403(a) of the Internal Revenue Code (the "Code") (see "Federal Income Tax Status").

      The Contracts permit the Contractholder to accumulate Plan Contributions on a variable basis. Plan Contributions will be credited to the accounts of Participants in the form of Accumulation Units, the value of which will vary to reflect the results of Separate Account No. 1 (the "Separate Account"). The assets of the Separate Account will be held for the sole benefit of the holders of, and persons entitled to benefits under, Contracts issued pursuant to this prospectus. The investments of the Separate Account are intended to be composed primarily of common stocks. The value of the interests of Participants under the Contracts and the dollar amount of the Variable Annuity payments thereunder will, therefore, vary with the dividends and interest and fluctuations in the market value of the securities held in the Separate Account, and will be subject to the same risks as are inherent in the ownership of common stocks. The composition of the investments held will be determined from the long-term view of an investor concerned with the preservation of his or her capital and with the growth of his or her capital in relation to the growth of the economy and the changing value of the dollar (see "Investment Objectives and Policies" in the prospectus and in the "Statement of Additional Information").

      The Company may sell Fixed Dollar Annuity Contracts (the "Companion Fixed Contracts") and other variable annuity contracts to the same Contractholder if the Plan permits investment flexibility to the Contractholder or Participants.


      This prospectus provides you with the basic information you should know about the Group Common Stock Variable Annuity Contracts issued by the Company before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1997, containing further information about the Contracts, the Company, and Separate Account No. 1 has been filed with the Securities and Exchange Commission. You can obtain a copy without charge from The Company by calling the number listed above, or writing P.O. Box 16738, One Nationwide Plaza, Columbus, Ohio 43216.


      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


      THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1997, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 19 OF THIS PROSPECTUS.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.

                                    3 of 79

                            GLOSSARY OF SPECIAL TERMS

Accumulation Unit - A statistical index measuring the net investment results of the Separate Account. It is the unit of measurement used to determine the value of a Contract and each Participant's Account.

Annuitant - The person actually receiving annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.

Annuity Unit - An accounting unit of measure used to calculate the value of Variable Annuity payments.

Beneficiary - The person named by the Contractholder to receive certain benefits under the Contract upon the death of the Participant. The Beneficiary can be changed by the Contractholder as set forth in the Contract.

Code - The Internal Revenue Code of 1986, as amended.

Company - Nationwide Life Insurance Company.

Contract Anniversary - An anniversary of the Date of Issue of the Contract.

Contractholder - The Contract Owner.

Contributions - Amounts paid to the Company pursuant to the Contract in order to provide retirement income benefits.

Distribution - Any payment by the Company of part or all of the Participant Account Value under the Contract.

Participant - An eligible employee who is entitled to benefits under the Plan. Such persons are determined and reported to the Company by the Contractholder.

Participant Account - An account established by the Company for each Participant in which all financial transactions occurring with respect to a Participant under the Contract, other than the purchase and payment of an annuity, are recorded.

Plan - The document referred to in the Contract as the Plan.

Qualified Plans - Retirement plans which receive favorable tax treatment under
Section 401 of the Code.

Retired Participant - A Participant who is receiving retirement income in the form of an annuity.

Variable Annuity - An annuity providing for payments which vary in amount with the investment experience of the Separate Account.

                                    4 of 79

                          SUMMARY OF CONTRACT EXPENSES

Participant Transaction Expenses

Maximum Contingent Deferred Sales Charge
  (as a percentage of contributions)                          6.5%
                                                             ------

Surrender Fees (as a percentage of surrender value)            7%
                                                             ------

Exchange Fee                                                  $ 15
                                                             ------

Participant Account Charge                                    $ 15
                                                             ------

Annual Expenses
(as a percentage of average net assets)
         (Contract Maintenance Charge)                       1.30 %
                                                             ------
         Total Annual Expenses                               1.30 %
                                                             ------


================================================================================================================
                Example                        1 Year            3 Years           5 Years         10 Years
================================================================================================================
If you cancel your Participant Account at
the end of the applicable time period:
      You would pay the following
      expenses on a $1,000 investment,
      assuming 5% annual return on              $83               $121              $161             $209
      assets:
----------------------------------------------------------------------------------------------------------------
If you do not cancel your Participant
Account:
      You would pay the following
      expenses on a $1,000 investment,
      assuming 5% annual return on              $18                $56               $96             $209
      assets:
----------------------------------------------------------------------------------------------------------------
If you annuitize at the end of the
applicable time period:
      You would pay the following
      expenses on a $1,000 investment,
      assuming 5% annual return on              $90               $133              $178             $305
      assets:
================================================================================================================


This Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

The purpose of the preceding table is to assist the Participant in understanding the various costs and expenses that a Participant will bear directly or indirectly when investing in the Contract. A Contingent Deferred Sales Charge of not more than 6.5% is imposed only on Contributions made within 96 months of the date of withdrawal. No Contingent Deferred Sales Charge is imposed if part or all of a Participant's Account is used for purchase of an annuity, redemption upon death, or transfer to a Companion Fixed Contract. A Participant Account Charge of not more than $15 is deducted from each Participant's Account on each Contract Anniversary and upon cancellation of all or part of a Participant's Account unless the cancellation is for the purpose of purchasing an annuity or making a redemption upon death. The Surrender Charge is a one-time charge deducted from the Participant's Account upon the purchase of an annuity. In addition to the expenses shown above, premium taxes may also be charged, depending upon where the Contract is sold. For a more detailed explanation of these expenses, see "Charges And Other Deductions."

                                    5 of 79

                         CONDENSED FINANCIAL INFORMATION
                Income And Capital Changes Per Accumulation Unit*

 =====================================================================================================

                                        From             From             From             From
                                    Jan. 1, 1987     Jan. 1, 1988     Jan. 1, 1989     Jan. 1, 1990
                                         to               to               to               to
                                    Dec. 31, 1987    Dec. 31, 1988    Dec. 31, 1989    Dec. 31, 1990
 =====================================================================================================
 Unit value at beginning of
 period                               7.6185156        7.7663472        9.1559374       12.2942826
 -----------------------------------------------------------------------------------------------------
 NET INCOME                           .2337846         .2546169         .4314503         .6862452
   Investment Income
 -----------------------------------------------------------------------------------------------------
   Change to Separate Account
    for expenses, taxes and              -0-              -0-              -0-              -0-
    additions to surplus
 -----------------------------------------------------------------------------------------------------
   Net Income                         .2337846         .2546169         .4314503         .6862452
 -----------------------------------------------------------------------------------------------------
 CAPITAL CHANGES
   Net realized capital gains         .7980317         .8922013         1.0246383        .2962199
    (losses)
 -----------------------------------------------------------------------------------------------------
   Net unrealized capital gains      (.8839849)        .2427721         1.6822566       (.9802034)
    (losses)
 -----------------------------------------------------------------------------------------------------
   Unit Value at end of period        7.7663472        9.1559374       12.2942826       12.2965444
 -----------------------------------------------------------------------------------------------------
   Number of Accumulation
    Units outstanding at end of     1,844,372.64     1,644,078.96     1,526,288.77     1,436,543.92
    period
 -----------------------------------------------------------------------------------------------------
   Increase (decrease) in Unit          1.94%           17.89%           34.27%            .02%
    Value during period
 -----------------------------------------------------------------------------------------------------
 RATIOS
   Expenses to average net              .239%            .293%            .246%            .334%
    assets
 -----------------------------------------------------------------------------------------------------
   Net investment income to             2.62%            3.20%            5.15%            3.24%
    average net assets
 -----------------------------------------------------------------------------------------------------
   Portfolio turnover rate              23.8%            31.8%            28.6%            15.1%
 =====================================================================================================

All adjustments necessary to a fair statement of the results of such period have been included.

Due to changes in the Contracts described in this prospectus, the historical data supplied above should not be relied upon for future trends and results.

*The product of the ending unit values and the number of Accumulation Units will not balance to the total market value of the assets in the Separate Account. The difference is accounted for by the fact that a portion of the annuity reserve, and hence the net assets, of the Separate Account relate to Contracts not described in this prospectus.


                            (Continued on next page)

                                    6 of 79

                         CONDENSED FINANCIAL INFORMATION
          Income And Capital Changes Per Accumulation Unit* (Continued)


 ================================================================================================================================
                                         From           From            From            From              From          From
                                    Jan. 1, 1991   Jan. 1, 1992    Jan. 1, 1993    Jan. 1, 1994      Jan. 1, 1995   Jan. 1, 1996
                                         to             to              to              to                to            to
                                   Dec. 31, 1991   Dec. 31, 1992  Dec. 31, 1993   Dec. 31, 1994     Dec. 31, 1995  Dec. 31, 1996
 ================================================================================================================================
 Unit value at beginning of          12.2965444     16.2373889      16.7112913      17.8516259      18.0013570      23.2833339
   period
 --------------------------------------------------------------------------------------------------------------------------------
 NET INCOME                           .4278250       .4656912        .4480584       2.9687004        .4955136        .554285
   Investment Income
 --------------------------------------------------------------------------------------------------------------------------------
   Change to Separate Account
     for expenses, taxes and            -0-             -0-            -0-             -0-             -0-             -0-
     additions to surplus
 --------------------------------------------------------------------------------------------------------------------------------
   Net Income                         .4278250       .4656912        .4480584       2.9687004        .4955136        .554285
 --------------------------------------------------------------------------------------------------------------------------------
 CAPITAL CHANGES
   Net realized capital gains        1.1910187       .4577232        .4424591        .1158852       1.5533117       1.5811875
    (losses)
 --------------------------------------------------------------------------------------------------------------------------------
   Net unrealized capital gains      2.3220008      (.4495120)       .2498171      (2.9348545)      3.2331516       4.3414884
    (losses)
 --------------------------------------------------------------------------------------------------------------------------------
   Unit Value at end of period       16.2373889     16.7112913      17.8516259      18.0013570      23.2833339      29.7602948
 --------------------------------------------------------------------------------------------------------------------------------
   Number of Accumulation
    Units outstanding at end of     1,251,874.00   1,241,981.00    1,313,747.00    1,282,594.00    1,111,254.00     1,059,341
    period
 --------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in Unit         32.05%          2.92%          6.82%            .84%           29.34%          27.82%
    Value during period
 --------------------------------------------------------------------------------------------------------------------------------
 RATIOS
   Expenses to average net             .225%           .251%          .239%           .189%           .190%           .180%
    assets
 --------------------------------------------------------------------------------------------------------------------------------
   Net investment income to            2.95%           2.60%          2.74%           2.83%           2.49%           2.10%
    average net assets
 --------------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate             25.8%           9.10%           9.2%            2.1%           20.4%           11.7%
 ================================================================================================================================


All adjustments necessary to a fair statement of the results of such period have been included.

Due to changes in the Contracts described in this prospectus, the historical data supplied above should not be relied upon for future trends and results.

*The product of the ending unit values and the number of Accumulation Units will not balance to the total market value of the assets in the Separate Account. The difference is accounted for by the fact that a portion of the annuity reserve, and hence the net assets, of the Separate Account relate to Contracts not described in this prospectus.

                                    7 of 79

                        NATIONWIDE LIFE INSURANCE COMPANY

      The Company is a stock life insurance company organized under the laws of the State of Ohio in March, 1929. The Company is a member of the "Nationwide Insurance Enterprise" with its Home Office at One Nationwide Plaza, Columbus, Ohio 43216.

      The Company offers a complete line of life insurance, including annuities, and accident and health insurance. It is admitted to do business in the District of Columbia, Puerto Rico, the Virgin Islands and in all states.

                              The Separate Account

      The Separate Account, which was established pursuant to Ohio insurance law on April 1, 1967, is administered and accounted for as part of the Company's business. All contractual obligations arising under the Contracts (e.g., the making of the payments provided for thereunder, the manner in which the amount of those payments will be determined, and the promise that the payments will continue for the lifetime of the Annuitant) will be general corporate obligations of the Company. The Company will be responsible for the safekeeping of the assets of the Separate Account.

      The Separate Account will be legally segregated from the Company's other assets, i.e., the assets of the Separate Account will not be subject to claims of any persons except those investing in the Separate Account.

      As explained below, the Contracts described in this prospectus provide for benefits that vary according to the investment results of a separate investment portfolio. This portfolio is a Separate Account of the Company. This prospectus will be devoted primarily to a description of the manner of operation of the Separate Account. The assets of the Separate Account will be held for the sole benefit of the holders of, and persons entitled to benefits under, the Contracts described in this prospectus, and other variable contracts issued by the Company which provide for the dollar amount of payments or values to vary in order to reflect the investment results of the Separate Account. A Participant has no voice in the investment policies of the Separate Account.

      Except to the extent of their interest in the Separate Account, as described in "Experience Credits", Participants in the Contracts offered herein do not participate in the experience of the Company.

                       Investment Objectives and Policies

      The Separate Account is an open-end managed separate account of the Company. It is a diversified portfolio of common stock, segregated from the general assets of the Company. The objectives of the Company and its policy in making investments for the Separate Account are as follows:

   1. The composition of the investments held will be determined from the long-term view as a prudent investor concerned with the preservation and growth of his capital in relation to the growth of the economy and the changing value of the dollar. Since earned income and realized capital gains will be compounded through reinvestment, account will be taken of the combination of current income and the possibilities of capital appreciation.

   2. The assets usually will be invested in a diversified portfolio of equities which, for the foreseeable future, will be primarily common stocks, with such changes as from time to time may be advisable, to take into account changes in the outlook of particular industries or companies. A relatively small percentage of the assets may be held in the form of preferred stocks, government bonds and corporate bonds or debentures, whether or not convertible into stock or with stock warrants. A reserve of cash and short-term debt securities may be held pending investment in accordance with investment policies.

   3. Purchases will be made for investment and not for trading purposes. Generally, long-range performances will be emphasized with minor concern for short-term market fluctuations, except to the extent that such fluctuations may provide attractive buying or selling levels for the portfolio. However, freedom of action is reserved to dispose of any investment, however short a time held, if its appreciation possibilities appear to have been substantially realized, or if the market risks have become such as to make its retention unwise. Furthermore, complete freedom is retained to dispose of investments whether gains or losses are thereby realized.

   4. All investments made must be restricted to those authorized by the laws of the State of Ohio in effect at the time such investments are made, with respect to separate account investments.

                                    8 of 79

   5. Freedom of action is reserved to invest as much as 10% of the assets in real estate.

   6. The following practices will be prohibited: maintenance of a "short" or a "margin" trading position in any security, commodity trading, speculative trading in foreign exchange, the making of loans of cash or of securities to officers or directors of the Company, the purchase of securities of any type for the purpose of thereby gaining control or influencing the management of any other company, or engaging in underwriting the Distribution of securities.

         With respect to item 4 of the above investment policy, the current restrictions under Ohio law are as follows:

         A) Except in the case of securities of investment companies registered under the Investment Company Act of 1940, or in the case of annuities or funding agreements issued by a life insurance company authorized to do business in this state from its general account, or in the case of the transfer of any investment or other asset in any separate account to any other account or to the general assets of the Company or any investment among the general assets of the Company transferred to any separate account not more than 25% of the amounts allocated to the separate account and the accumulations thereon shall be invested in the stocks, notes, debentures, bonds, or other securities of any one corporation or issuer.

         B) Not more than 25% of the issued and outstanding voting securities of any one corporation or issuer may be acquired by all separate accounts of the insurer.

         C) No security of any corporation which is a subsidiary of or which is affiliated through stock ownership with the insurer shall be allocated to any such account.

         D) No investment or other asset in any separate account shall be transferred to any other separate account or to the general assets of the insurer and no investment among the general assets of the insurer shall be transferred to any such separate account unless:

               (a) Such transfer is made solely:

                         (1) to establish a separate account or support
                             contract guarantees,

                         (2) to withdraw amounts no longer needed to support
                             guarantees, and

               (b) Such transfer is of cash or securities having a readily determinable market value or unless

               (c) Such transfer is approved by the Superintendent of Insurance.

      In light of investment policy restrictions, neither the Company nor the Separate Account intend to invest more than 25% of the value of their respective assets in any one industry.

      By investing in securities that are subject to financial and market risk, the Separate Account is subject to great fluctuations in its market value and involves the assumption of a higher degree of risk as compared to a portfolio investing in government obligations or instruments guaranteed by agencies of the U.S. Government.

                                    9 of 79

                                   Management

      The Separate Account does not have a Board of Managers, but is managed by the Investment Department of the Company. The Investment Department of the Company acts as its own investment adviser. All individuals working in the Investment Department are employees of the Company, and no investment adviser fees or brokerage commissions are involved in the operation of the Separate Account.

                          CHARGES AND OTHER DEDUCTIONS

      The Contingent Deferred Sales Charge, Participant's Account Charge, Contract Maintenance Charge, and Purchase Rate Charge are not deducted from a Participant's Account maintained under the Nationwide Agents' Retirement Plan. All of the following charges and deductions apply to other Plans:

      (a)  Contingent Deferred Sales Charge

           No deduction for a sales charge is made from Contributions to these Contracts. However, the Contingent Deferred Sales Charge, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of sales literature, promotional activity, and other acquisition expenses. The Company expects to recover most of its Distribution costs relating to the sale of these Contracts by this Contingent Deferred Sales Charge. Any shortfall will be incurred by the Company. Gross commissions paid on the sale of these Contracts are not more than 5% of Contributions.

           If part or all of a Participant's Account is cancelled for any reason other than purchase of an annuity, redemption upon death, or transfer to a Companion Fixed Contract, the Company will deduct from the Participant's Account a Contingent Deferred Sales Charge. This charge will be stated in the Contract and will not be more than (i) total Contributions made to this Contract and all Companion Fixed Contracts, on behalf of the Participant, during the 96-month period preceding the date of cancellation, or (ii) the amount cancelled, whichever is less, multiplied by 6.5%.

           The amount of the Contingent Deferred Sales Charge will be reduced when the sale of a Contract to a Plan results in savings of acquisition expenses. Entitlement to a reduction in Contingent Deferred Sales Charges will be determined by the Company in the following manner:

      1. The number of Participants will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to cover a larger number of Participants with fewer sales contacts.

      2. The total amount of Contributions to be received from the Plan will be considered. Per Contract sales expenses are likely to be less on larger Contributions than on smaller ones.

      3. The nature of the employee group covered by the Plan will be considered. Certain types of employee groups are more likely to continue Plan and Contract participation for longer periods than are other groups. Such stability reduces the number of sales contacts required; thus, sales expenses are reduced.

      4. There may be other circumstances of which the Company is not presently aware which could result in reduced sales expenses.

                                    10 of 79

           No Contingent Deferred Sales Charge will be assessed against any Contribution made to Contracts issued by the Company prior to May 1, 1982, and subsequently transferred to this class of Contracts. No Contingent Deferred Sales Charge will be assessed when an annuity is purchased; the Purchase Rate Charge is assessed.

      (b)  Participant Account Charge

           Each year on the Contract Anniversary, the Company deducts a charge, not to exceed $15, from each Participant Account. This Participant Account Charge is to reimburse the Company for expenses incurred in maintaining the Participant Accounts and reporting the values thereof to Participants. The Participant Account Charge will also be deducted upon cancellation of all or part of a Participant Account unless the cancellation is for the purpose of purchasing an annuity or making a redemption upon death.

           The Participant Account Charge may be reduced to the extent that the Contractholder assumes responsibility for maintaining Participant Account records and reporting values thereof to Participants.

           The amount of the Participant Account Charge will be stated in the Contract.

      (c)  Contract Maintenance Charge

           A Contract Maintenance Charge will be deducted from each Participant Account daily at an annual rate not to exceed 1.30% of the value of such Participant Account. The amounts charged will be used to cover the Company's expense incurred in administering the Contract, Separate Account, and Plan.

           The Contract Maintenance Charge may be reduced to the extent that the Contractholder assumes responsibility for Plan administration services. Generally, these services include drafting Plan documents, preparation of Plan descriptions for Participants, and completion of government filings and reports.

           The Contract Maintenance Charge will be stated in the Contract.

      (d)  Purchase Rate Charge

           A Purchase Rate Charge of not more than 7% is charged against the annuity purchase rates. The Purchase Rate Charge covers the Company's expense of processing and paying annuities, calculating and reporting amounts payable under various annuity forms, calculating and reporting taxable income, and sales commissions paid on the purchase of an annuity which are not more than 3% of the amount applied to purchase the annuity.

           The Purchase Rate Charge may be reduced to the extent that sales commissions are less than 3%. The charge may also be reduced to the extent that the Contractholder assumes responsibility for calculating and reporting amounts payable under various annuity forms, and calculating and reporting taxable income.

           The Purchase Rate Charge is a part of the purchase rate and is not separately stated in the Contracts. It is a one-time charge deducted from the Participant's Account upon the purchase of an annuity.

                                    11 of 79

      (e)  Premium Taxes

           The Company will charge against the Contract value the amount of any premium taxes levied by a state or any other government entity upon contributions received by the Company. To the best of the Company's present knowledge, premium taxes currently imposed by certain states range from 0% to 3.5%. The Company is currently deducting such taxes from a Participant Account value at the time of Annuitization, except in those states which require such taxes to be paid during the accumulation phase.

      (f)  Federal Income Taxes And State Excise Taxes

           The operation of the Separate Account may result in taxable income to the Company. The Company reserves the right to deduct from the Separate Account an amount necessary to reimburse itself for all or a portion of its federal income and state excise tax liability. Any deductions made will occur when the tax is incurred.

           The amount of tax which may be incurred by the Company cannot be determined in advance and is subject to applicable federal and state laws and regulations.

      No charges other than those described in this prospectus will be made under these Contracts. If the amounts charged are in excess of allocated expenses, then after provision for a surplus deemed sufficient to provide adequately for the fulfillment of the Company's contractual obligations, the excess may be used to provide additional benefits (see "Experience Credits"). If the amounts charged are insufficient to defray the expenses and to provide for the fulfillment of the contractual obligations, the deficiency will be met out of the Company's general surplus.

      After the Contracts have been in effect, the charges, as well as other Contract provisions, may be changed by the Company (see "Additional Contractual Obligations of the Company and Changes Which May Be Made Without the Consent of the Contractholder, Participant, or Participating Employer").

      If the Plan permits, the Contractholder or an employer may pay, in addition to Contributions, any or all of the expense charges directly to the Company. In this event, the charges so paid will not be deducted from the Participant's Account.

                             Surrender (Redemption)

      If the Plan permits, redemption of a Participant Account will be made (a) upon the death of a Participant before an annuity is purchased, or (b) upon the request of the Contractholder for the benefit of the Participant.

      Upon the death of a Participant, the amount redeemed will be the dollar value of the Participant Account (the Accumulation Units multiplied by the Accumulation Unit Value on the date of redemption). The timing of the redemption will be determined by the terms of the Plan, but not before the Company's receipt of proof of death. Some Plans may permit the Beneficiary to elect annuity payments in lieu of surrender. If a Beneficiary elects, the Participant Account may be applied to purchase a Variable Annuity (see "Purchase Of Variable Annuity").

      Upon a request for surrender by the Contractholder for the benefit of a Participant, all or a portion of a Participant Account will be redeemed usually within 7 days of the Company's receipt of the request, by canceling a number of Accumulation Units in the Participant Account subject to any applicable charges.

                                    12 of 79

      Restrictions and penalties are imposed on some Qualified Plan withdrawals before specified conditions are met. Also, there are possible adverse tax consequences resulting from withdrawals. Contractholders, employers, and Participants are cautioned to consult a competent tax advisor before requesting a withdrawal.

      No redemption will be made after an annuity has been purchased. The Company reserves the right to suspend or postpone the date of any redemption beyond the usual 7-day period during any period (1) when the New York Stock Exchange is closed, (2) when trading on the Exchange is restricted, (3) when an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets, or (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (2) and (3) exist.

          Additional Contractual Obligations of the Company and Changes Which May Be Made Without the Consent of the Contractholder,
                     Participant, or Participating Employer

      The Contract does not contain a promise that the dollar value of a Participant Account will be equal to or more than the sum of the Contributions made to the Participant Account. The Contracts provide that certain provisions cannot be changed during the first 5 years. These are: the basis for crediting Accumulation Units, the basis for determining the Accumulation Unit Value and the Annuity Unit Value, the tables of annuity purchase rates, expense charges, and the basis for determining the amount of single- sum payments and transfer payments. After the Contracts have been in effect for 5 years, the Company reserves the right to make changes in the amount of the charges and in the annuity purchase rate.

                               Experience Credits

      In the event that Participant Account Charges and Contract Maintenance Charges made under this Contract accrue to the Company in excess of an amount deemed necessary, such excess may be allocated to the Contract by purchasing additional Accumulation Units and crediting such additional units to the Participant Accounts. There have not been any Experience Credits to date. The Company cannot offer any assurance that there will be Experience Credits in the future.

                      GENERAL DESCRIPTION OF THE CONTRACTS

      The Contracts described in this prospectus are designed to fund and provide benefits (which will vary in dollar amount) under Qualified Plans. A Qualified Plan is a pension, profit sharing, or other retirement plan which receives favorable tax treatment under the provisions of sections 401 and 403(a) of the Code. Generally, Plans are maintained by employers for the benefit of eligible employees ("Participants") and their Beneficiaries.

          The Role of the Contracts in Funding and Providing Retirement
                      Income Payments Under Qualified Plans

      In an attempt to keep pace with the cost of living, the Contracts are designed to provide retirement income that varies with changing economic conditions. Under the Contracts, periodic payments do not remain fixed in dollar amount, but vary according to the investment results of a designated portfolio of securities. There is no assurance that the Contracts, either alone or in conjunction with other means of providing retirement income, will accomplish this purpose.

                                    13 of 79

These Contracts provide for the accumulation of Contributions primarily in common stocks investments to provide variable retirement income payments. The Company offers, in addition to the Contracts, Companion Fixed Contracts, which are not described in this prospectus. Under all contracts, the Company assumes the mortality risk. A significant difference, however, is that the Company assumes the investment risk under the Companion Fixed Contracts, but not under the Contracts described herein.

      The mortality risk is that the actuarial estimate of the mortality rates among Participants under the Contracts may prove higher than the mortality actually experienced. Thus, under all contracts, the Company promises that the annuity payments payable under such contracts will continue for the lifetimes of the Participants. Under the Companion Fixed Contracts, the promised payments are in a specified dollar amount per month. Under the Contracts described herein, the promised payments will be equal to the varying value of a specified number of Annuity Units per month, varying to reflect the investment results obtained from the segregated portfolio of investments.

                       How Accumulation Units Are Credited

      The minimum initial Contribution to a Participant Account is $250.00. There are no minimum requirements for subsequent Contributions. The Accumulation Unit is the basis on which records under the Contracts will be kept and the payments thereunder determined. When a Contribution is made by or on behalf of a Participant, 100% thereof will be credited to the Participant Account in the form of Accumulation Units.

      The number of Accumulation Units credited will be determined by dividing the amount credited by the Accumulation Unit Value for the date on which the Accumulation Units are credited. Accumulation Units will be credited on the Business Day coinciding with or next following the date the Contribution is received by the Company. "Business Day" means any day on which the Company's Home Office in Columbus, Ohio, and the New York Stock Exchange are both open for business. Accumulation units will not be credited on the following nationally recognized holidays: New Year's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Presidents' Day, Thanksgiving and Christmas.

                             Accumulation Unit Value

      The Accumulation Unit Value at the end of March, 1967, was fixed at $1.00. The Accumulation Unit Value for any subsequent Business Day is determined by multiplying the Accumulation Change Factor for that Business Day by the Accumulation Unit Value for the preceding Business Day. The Accumulation Change Factor for any Business Day reflects the investment results of the Separate Account since the last Business Day. Accordingly, the Accumulation Unit Value will go up or down each Business Day in accordance with the investment results of the Separate Account. Market determination, the value of the portfolio securities at the close of the New York Stock Exchange, is the method used to value the Company's assets.

      The factors taken into account in determining the investment results of the Separate Account are investment income and realized and unrealized capital gains and losses.

      The Accumulation Unit Values shown below, for each quarter, were calculated to reflect hypothetical investment results of the Separate Account since March, 1975. While this period was one of generally rising common stock prices, it also included some interim periods of substantial market decline. It should not be assumed that the results shown are representative of those that might be realized upon Contributions made today and in the future. There is no assurance that favorable investment results will be attained in the future. The Accumulation Unit Value is likely to fall when common stock value declines generally.

                                    14 of 79

              ACCUMULATION UNIT VALUES* AT THE END OF EACH QUARTER


Mar. 1975        1.2323180       Mar. 1982       2.6983907      Mar. 1989        9.9636435      Mar. 1996       24.7848955

June 1975        1.3904027       June 1982       2.7121107      June 1989       10.6742854      June 1996       25.3255737

Sept. 1975       1.2246980       Sept. 1982      3.0397381      Sept. 1989      11.9347701      Sept. 1996      26.8565096

Dec. 1975        1.3423913       Dec. 1982       3.4783376      Dec. 1989       12.2942826      Dec. 1996       29.76029480

Mar. 1976        1.5106830       Mar. 1983       3.8214250      Mar. 1990       11.7646683

June 1976        1.5671775       June 1983       4.1514343      June 1990       12.5345438

Sept. 1976       1.6226746       Sept. 1983      4.2253097      Sept. 1990      11.1707863

Dec. 1976        1.6520855       Dec. 1983       4.3025179      Dec. 1990       12.2965444

Mar. 1977        1.6014589       Mar. 1984       4.2234741      Mar. 1991       14.2006556

June 1977        1.6487669       June 1984       4.1987538      June 1991       14.0854417

Sept. 1977       1.6345287       Sept. 1984      4.5821032      Sept. 1991      14.5603900

Dec. 1977        1.6612530       Dec. 1984       4.6253768      Dec. 1991       16.2373889

Mar. 1978        1.6161771       Mar. 1985       5.1569491      Mar. 1992       15.3685232

June 1978        1.7508039       June 1985       5.6386079      June 1992       15.4486637

Sept. 1978       1.8934789       Sept. 1985      5.5241146      Sept. 1992      15.9783810

Dec. 1978        1.8241798       Dec. 1985       6.5259213      Dec. 1992       16.7112913

Mar. 1979        1.9317751       Mar. 1986       7.5932573      Mar. 1993       16.3132491

June 1979        2.0099303       June 1986       8.0905822      June 1993       16.6761553

Sept. 1979       2.1456834       Sept. 1986      7.3220521      Sept. 1993      16.9286930

Dec. 1979        2.1093074       Dec. 1986       7.6185156      Dec. 1993       17.8516259

Mar. 1980        2.0179971       Mar. 1987       9.1073826      Mar. 1994       17.0998701

June 1980        2.2449442       June 1987       9.4745614      June 1994       17.3439309

Sept. 1980       2.4343502       Sept. 1987      9.9845837      Sept. 1994      18.2996496

Dec. 1980        2.5509427       Dec. 1987       7.7663472      Dec. 1994       18.0013570

Mar. 1981        2.7120916       Mar. 1988       8.3888862      Mar. 1995       19.0619759

June 1981        2.7593172       June 1988       8.8571798      June 1995       20.3702707

Sept. 1981       2.5313853       Sept. 1988      8.9607960      Sept. 1995      21.8627328

Dec. 1981        2.7659801       Dec. 1988       9.1559374      Dec. 1995       23.2833339


*Hypothetical unit values if a Group Common Stock Variable Annuity Contract had been issued March 31, 1975.

                                    15 of 79

        HISTORICAL TABLE SHOWING HYPOTHETICAL VALUES OF $1,000 DEPOSITED
           TO A PARTICIPANT ACCOUNT EACH YEAR IF A GROUP COMMON STOCK
             VARIABLE ANNUITY CONTRACT HAD BEEN ISSUED APRIL 1, 1967

===============================================================================================================================

                                                                                                Accumulated       Value* Of
                                           Contract         Participant                          Deposits          Account
                        Accumulated       Maintenance         Account         Accumulated      Less Expense        On Date
       Date              Deposits           Charge            Charge            Charges           Charges           Shown
===============================================================================================================================
                                $1,000 Deposit Made April 1, 1967 and Each March 31 thereafter
===============================================================================================================================
Apr. 1, 1967            $1,000.00             -0-               -0-               -0-             1,000.00         1,000.00
-------------------------------------------------------------------------------------------------------------------------------
Mar. 31, 1968            2,000.00               13.17            30.00             43.17          1,956.83         1,969.84
-------------------------------------------------------------------------------------------------------------------------------
Mar. 31, 1969            3,000.00               29.38            30.00            102.55          2,897.45         3,200.73
-------------------------------------------------------------------------------------------------------------------------------
Mar. 31, 1970            4,000.00               39.34            30.00            171.89          3,828.11         3,956.81
-------------------------------------------------------------------------------------------------------------------------------
Mar. 31, 1971            5,000.00               62.02            30.00            263.91          4,736.09         5,679.02
-------------------------------------------------------------------------------------------------------------------------------
Mar. 31, 1972            6,000.00               85.29            30.00            379.20          5,620.80         7,445.13
-------------------------------------------------------------------------------------------------------------------------------
Mar. 31, 1973            7,000.00              100.72            30.00            509.92          6,490.08         8,616.88
-------------------------------------------------------------------------------------------------------------------------------
Mar. 31, 1974            8,000.00               90.34            30.00            630.26          7,369.74         7,828.57
-------------------------------------------------------------------------------------------------------------------------------
Mar. 31, 1975            9,000.00               97.64            30.00            757.90          8,242.10         8,382.77
-------------------------------------------------------------------------------------------------------------------------------
Mar. 31, 1976           10,000.00              133.59            30.00            921.49          9,078.51        11,112.71
-------------------------------------------------------------------------------------------------------------------------------
Mar. 31, 1977           11,000.00              153.15            30.00          1,104.64          9,895.36        12,597.32
-------------------------------------------------------------------------------------------------------------------------------
Mar. 31, 1978           12,000.00              165.27            30.00          1,299.91         10,700.09        13,517.82
-------------------------------------------------------------------------------------------------------------------------------
Mar. 31, 1979           13,000.00              210.04            30.00          1,539.95         11,460.05        16,917.46
-------------------------------------------------------------------------------------------------------------------------------
Mar. 31, 1980           14,000.00              229.75            30.00          1,799.70         12,200.30        18,412.79
-------------------------------------------------------------------------------------------------------------------------------
Mar. 31, 1981           15,000.00              321.71            30.00          2,151.41         12,848.59        25,394.21
-------------------------------------------------------------------------------------------------------------------------------
Mar. 31, 1982           16,000.00              328.45            30.00          2,509.86         13,490.14        25,907.46
-------------------------------------------------------------------------------------------------------------------------------
Mar. 31, 1983           17,000.00              476.95            30.00          3,016.81         13,983.19        37,182.85
-------------------------------------------------------------------------------------------------------------------------------
Mar. 31, 1984           18,000.00              534.23            30.00          3,581.04         14,418.96        41,530.60
-------------------------------------------------------------------------------------------------------------------------------
Mar. 31, 1985           19,000.00              659.21            30.00          4,270.25         14,729.75        51,020.53

-------------------------------------------------------------------------------------------------------------------------------

*In the event of a refund to a Participant or transfer to funding successor, the value is reduced by the Contingent Deferred Sales Charge.

                                                   (Continued on next page)

===============================================================================================================================

                                    16 of 79

        HISTORICAL TABLE SHOWING HYPOTHETICAL VALUES OF $1,000 DEPOSITED
           TO A PARTICIPANT ACCOUNT EACH YEAR IF A GROUP COMMON STOCK
             VARIABLE ANNUITY CONTRACT HAD BEEN ISSUED APRIL 1, 1967


===============================================================================================================================
                                                                                               Accumulated        Value* Of
                                           Contract         Participant                          Deposits          Account
                       Accumulated       Maintenance          Account         Accumulated      Less Expense        On Date
       Date             Deposits            Charge            Charge            Charges          Charges            Shown
===============================================================================================================================
Mar. 31, 1986          20,000.00              976.64             30.00          5,276.89        14,723.11         75,117.59
-------------------------------------------------------------------------------------------------------------------------------
Dec. 31, 1986             same               -0-                -0-               -0-              same           75,367.46
-------------------------------------------------------------------------------------------------------------------------------
Mar. 31, 1987          21,000.00            1,171.21             30.00          6,478.10        14,521.90         89,895.15
-------------------------------------------------------------------------------------------------------------------------------
Dec. 31, 1987             same               -0-                -0-               -0-              same           76,658.35
-------------------------------------------------------------------------------------------------------------------------------
Mar. 31, 1988          22,000.00            1,076.46             30.00          7,584.56        14,415.44         82,696.72
-------------------------------------------------------------------------------------------------------------------------------
Dec. 31, 1988             same               -0-                -0-               -0-              same           90,258.22
-------------------------------------------------------------------------------------------------------------------------------
Mar. 31, 1989          23,000.00            1,275.15             30.00          8,889.71        14,110.29         97,913.62
-------------------------------------------------------------------------------------------------------------------------------
Dec. 31, 1989             same               -0-                -0-               -0-              same          120,817.02
-------------------------------------------------------------------------------------------------------------------------------
Mar. 31, 1990          24,000.00            1,515.52             30.00         10,435.23        13,564.77        115,066.93
-------------------------------------------------------------------------------------------------------------------------------
Dec. 31, 1990             same               -0-                -0-               -0-              same          120,269.06
-------------------------------------------------------------------------------------------------------------------------------
Mar. 31, 1991          25,000.00            1,841.97             30.00         12,307.20        12,692.80        139,850.04
-------------------------------------------------------------------------------------------------------------------------------
Dec. 31, 1991             same               -0-                -0-               -0-              same          159,908.08
-------------------------------------------------------------------------------------------------------------------------------
Mar. 31, 1992          26,000.00            1,961.31             30.00         14,268.51        11,731.49        148,431.81
-------------------------------------------------------------------------------------------------------------------------------
Dec. 31, 1992             same               -0-                -0-               -0-              same          161,400.49
-------------------------------------------------------------------------------------------------------------------------------
Mar. 31, 1993          27,000.00            2,060.85             30.00         16,359.36        10,640.64        156,465.27
-------------------------------------------------------------------------------------------------------------------------------
Dec. 31, 1993             same               -0-                -0-               -0-              same          171,220.30
-------------------------------------------------------------------------------------------------------------------------------
Mar. 31, 1994          28,000.00            2,144.67             30.00         18,534.03         9,465.97        162,835.39
-------------------------------------------------------------------------------------------------------------------------------
Dec. 31, 1994             same               -0-                -0-               -0-              same          171,316.13
-------------------------------------------------------------------------------------------------------------------------------
Mar. 31, 1995          29,000.00            2,389.42             30.00         20,953.45         8,046.55        181,409.77
-------------------------------------------------------------------------------------------------------------------------------
Dec. 31, 1995             same               -0-                -0-               -0-              same          221,583.76
-------------------------------------------------------------------------------------------------------------------------------
Mar. 31, 1996            30,000             3,119.67             15.00         24,088.12         5,911.88        236,845.95
-------------------------------------------------------------------------------------------------------------------------------
Dec. 31, 1996             same               -0-                -0-               -0-              same          284,391.16
===============================================================================================================================


*In the event of a refund to a Participant or transfer to funding successor, the value is reduced by the Contingent Deferred Sales Charge.

                                    17 of 79

                           Participant's Account Value

      The total number of Accumulation Units credited to a Participant's Account, as of any date, multiplied by the Accumulation Unit Value less any applicable charges and taxes constitutes the Participant Account Value as of such date.

      There is no assurance that the value of any Participant interest in the Contract will equal or exceed the Contributions made to the Participant Account. The circumstances under which withdrawals from a Participant Account are permitted are described under "Surrender (Redemption)."

                                    Transfers

      A Contractholder may transfer a portion of such Contractholder's investment in the Contract to a Companion Contract or to another investment option under the Plan. Such transfers are permitted one time per year, so long as at least $1,000 remains in the Contract on behalf of such Contractholder. The Company will assess a $15 charge against the transferred amount.

      Transfers to the Contracts from a Companion Contract can be made at 25% of the value of such Companion Contract. If $500 or less would remain in the Companion Contract after such transfer, the entire value of the Companion Contract will be transferred to the Contracts.

      The number, amount, and timing of transfers permitted to each Participant are determined by the Plan under which he or she is covered (see the "Statement of Additional Information").

                          Purchase Of Variable Annuity

      When a Retired Participant wishes to have a Variable Annuity purchased to provide retirement income payments under the Plan, written notice must be mailed to the Company at its Home Office at the address on page 1 of this prospectus specifying the date on which annuity payments are to begin and the form of annuity, furnishing proof of the Participant's date of birth and that of any other person on whose life the continuation of payments may be conditioned. The Contracts contain four standard options which may be selected by a Participant:
(1) Straight Life Annuity, (2) Life Annuity with Period Certain, (3) Joint and Survivor Annuity, or (4) Annuity for a 10-year Period Certain. Under the first option, the Variable Annuity will be paid monthly to the Retired Participant during his or her lifetime. Under the second option, the Variable Annuity will be paid monthly during the lifetime of the Retired Participant, but with a minimum period of 10 years. If the Retired Participant should die prior to the end of the 10-year period, the unpaid monthly annuity payments for the remainder of the 10-year period will be payable to the Beneficiary. If the Beneficiary is other than a natural person or is an estate, the commuted value of the unpaid monthly annuity payments certain will be payable in one sum. Under the third option, the Variable Annuity or a portion thereof will be paid monthly so long as either the Retired Participant or another designated individual is living. Under the fourth option, the Variable Annuity will be payable for a 10-year period. As explained below, the monthly annuity payments will differ depending upon the option selected, in addition to varying with the investment results of the Separate Account. Each option selected will have varying advantages and disadvantages. Participants are urged to consult a qualified tax advisor.

      The basis for determining the amount of each monthly payment is the Annuity Unit. Like the Accumulation Unit, the Annuity Unit has an Annuity Unit Value (see "Annuity Unit Value"). The Participant's Accumulation Units will be converted into their equivalent in "Premium Units" by multiplying the number of Accumulation Units by the ratio of the Accumulation Unit Value to the Annuity Unit Value for the last Business Day of the second calendar month preceding the date of conversion.

      The Premium Units will be applied to purchase a Variable Annuity in the form selected, with the first monthly payment made on the date on which the Premium Units are so applied. The number of Annuity Units in each monthly annuity payment will depend upon the number of Premium Units applied and the appropriate annuity rate which is determined from tables set forth in the Contracts, taking into account the option selected, and the age of the Annuitant and any other designated individual. The dollar amount of each monthly payment of the Variable Annuity will be equal to the number of Annuity Units in each Variable Annuity payment multiplied by the Annuity Unit Value for the second calendar month preceding the month in which the payment

                                    18 of 79
is payable. The annuity rate tables for any particular Contract are also subject to a percentage charge, which is made once, when an annuity is purchased, and reduces the annuity purchase rates (see "Purchase Rate Charge"). As disclosed previously, these tables may be changed after the Contracts have been in effect for 5 years.

                               Annuity Unit Value

      The Annuity Unit Value for March, 1967, was fixed at $1.00. The Annuity Unit Value for any subsequent month is determined by multiplying the Annuity Change Factor for that month by the Annuity Unit Value for the preceding month. The Annuity Change Factor for any month reflects the extent to which the investment return of the Separate Account for that month differs from an assumed effective investment return at the rate of 3.5% per year. Accordingly, the Annuity Unit Value will go up or down each month depending upon whether the actual effective investment return in that month is at an annual rate greater or less than the 3.5% assumption.

      If the 3.5% investment increment assumption were changed to some other assumption, such as 2% or 5% (with an equal change in the 3.5% assumption used to determine the Annuity Change Factor), this would result in changing both the amount of the initial payment and the manner in which the subsequent payments would vary. A higher assumption would mean a higher initial payment, but a more slowly rising series of subsequent payments (or a more rapidly falling series, if there were adverse investment results). A lower assumption would have the opposite effect. If a Contractholder wishes to adopt an assumption different from the 3.5% assumption described above, the Company is willing to issue a Contract with an assumption which is higher or lower than the 3.5% assumption.

                 ANNUITY UNIT VALUES* AT THE END OF EACH QUARTER


Mar. 1975         .9739300       Mar. 1982       1.7359408      Mar. 1989          5.4933407     Mar. 1996        10.7448305
June 1975        1.0908130       June 1982       1.7305361      June 1989          5.8356153     June 1996        10.8852039
Sept. 1975        .9537858       Sept. 1982      1.9229774      Sept. 1989         6.4688440     Sept. 1996       11.4443637
Dec. 1975        1.0377989       Dec. 1982       2.1815971      Dec. 1989          6.6076882     Dec. 1996        12.5731502
Mar. 1976        1.1593476       Mar. 1983       2.3762545      Mar. 1990          6.2688926
June 1976        1.1938913       June 1983       2.5593550      June 1990          6.6219279
Sept. 1976       1.2271288       Sept. 1983      2.5825910      Sept. 1990         5.8517062
Dec. 1976        1.2402329       Dec. 1983       2.6072616      Dec. 1990          6.3862002
Mar. 1977        1.1934020       Mar. 1984       2.5374442      Mar. 1991          7.2568733
June 1977        1.2196532       June 1984       2.5009891      June 1991          7.1903870
Sept. 1977       1.2002773       Sept. 1984      2.7059580      Sept. 1991         7.3691860
Dec. 1977        1.2109632       Dec. 1984       2.7081212      Dec. 1991          8.0818179
Mar. 1978        1.1694732       Mar. 1985       2.9934951      Mar. 1992          7.6455389
June 1978        1.2576072       June 1985       3.2450574      June 1992          7.6195924
Sept. 1978       1.3501253       Sept. 1985      3.1519399      Sept. 1992         7.8133694
Dec. 1978        1.2911817       Dec. 1985       3.6916616      Dec. 1992          8.1017796
Mar. 1979        1.3573209       Mar. 1986       4.2586598      Mar. 1993          7.8410758
June 1979        1.4018878       June 1986       4.4987245      June 1993          7.9468659
Sept. 1979       1.4856076       Sept. 1986      4.0365210      Sept. 1993         7.9981244
Dec. 1979        1.4497808       Dec. 1986       4.1639886      Dec. 1993          8.3619441
Mar. 1980        1.3768583       Mar. 1987       4.9351179      Mar. 1994          7.9412180
June 1980        1.5204793       June 1987       5.0901180      June 1994          7.9855824
Sept. 1980       1.6367040       Sept. 1987      5.3181853      Sept. 1994         8.3040963
Dec. 1980        1.7025496       Dec. 1987       4.1012392      Dec. 1994          8.1469286
Mar. 1981        1.7968159       Mar. 1988       4.3916141      Mar. 1995          8.5530561
June 1981        1.8147096       June 1988       5.0036811      June 1995          9.0618110
Sept. 1981       1.6526309       Sept. 1988      5.0188653      Sept. 1995         9.6424504
Dec. 1981        1.7925811       Dec. 1988       5.0916250      Dec. 1995         10.1810574


*Hypothetical unit values if a Group Common Stock Variable Annuity Contract had been issued March 31, 1975.

                                    19 of 79

                            FEDERAL INCOME TAX STATUS

      The Company does not make any guarantee regarding the tax status of any Contract or any transaction involving the Contracts.

      Section 72 of the Code governs taxation of annuities in general. That section sets forth specific rules for annuities purchased by Qualified Plans (including corporate pension and profit sharing plans and retirement plans for proprietorships and partnerships). The Contracts are designed for use with Qualified Plans. The tax rules applicable to Participants in such Plans vary according to the terms and conditions of the Plan itself. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of Plans. Participants under such plans as well as Contractholders, employers, and Beneficiaries are cautioned that the rights of any person to any benefits under such Plans are subject to the terms and conditions of the Plans themselves regardless of the terms and conditions of the Contracts issued in connection therewith.

      The Tax Reform Act of 1986 and subsequent legislation changed some of the rules regarding the tax treatment of Distributions from Qualified Plans and of annuities purchased by Qualified Plans. You should consult your financial consultant or legal or tax advisor to discuss in detail your particular tax situation and the use of the Contracts. For additional information regarding eligibility, limitations on permissible amounts of purchase payments, and tax consequences on Distribution from Qualified Plans, the purchasers of the Contracts should seek competent tax advice.

      The Code permits the rollover of most Distributions from Qualified Plans and Tax Sheltered Annuities to other Qualified Plans, Individual Retirement Accounts, or Individual Retirement Annuities. Distributions which may not be rolled over are those which are:

      1. one of a series of substantially equal annual (or more frequent) payments made: a) over the life (or life expectancy) of the employee,
          b) the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or c) for a specified period of ten years or more, and

      2.  a required minimum Distribution.

      Any eligible rollover Distribution will be subject to federal tax withholding at a 20% rate unless the Distribution is transferred directly to a Qualified Plan, Individual Retirement Account or Individual Retirement Annuity.

      Contracts issued in Puerto Rico are subject to rules which vary from those described above. If considering the purchase of a contract in connection with a plan affected by Puerto Rican law, you should seek legal counsel.

                                LEGAL PROCEEDINGS


      From time to time the Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

      In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. In October 1996, a policyholder of Nationwide Life filed a complaint in Alabama state court against Nationwide Life and an agent of Nationwide Life (Wayne M. King v. Nationwide Life Insurance Company and Danny
Nix), related to the sale of a whole life policy on a "vanishing premium" basis and seeking unspecified compensatory and punitive damages. In February 1997, Nationwide Life was named as a defendant in a lawsuit filed in New York Supreme Court also related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Mutual Insurance Company, Nationwide Mutual Insurance Co. and Nationwide Life Insurance Co.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life policyholders and claims unspecified compensatory and punitive damages. This lawsuit is in an early stage and has not been certified as a class action. Nationwide Life intends to defend these cases vigorously. There can be no assurance that any future litigation relating to pricing and sales practices will not have a material adverse effect on the Company.

                                    20 of 79

                         TABLE OF CONTENTS OF STATEMENT
                            OF ADDITIONAL INFORMATION

General Information and History................................................1
Investment Objectives and Policies.............................................1
Management.....................................................................3
Investment Advisory and Other Services.........................................3
Brokerage Allocation...........................................................3
Purchase and Pricing of Securities Being Offered...............................3
Underwriters...................................................................4
Calculation of Yield Quotations of Money Market Sub-Accounts...................4
Annuity Payments...............................................................4
Financial Statements...........................................................5

                                    21 of 79

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1997
                  GROUP COMMON STOCK VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY
                        NATIONWIDE LIFE INSURANCE COMPANY

      This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1997. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.
O. Box 16766, One Nationwide Plaza, Columbus, Ohio 43216, or calling 1-800-545-4730.


                                TABLE OF CONTENTS

General Information and History................................................1
Investment Objectives and Policies.............................................1
Management.....................................................................3
Investment Advisory and Other Services.........................................3
Brokerage Allocation...........................................................3
Purchase and Pricing of Securities Being Offered...............................3
Underwriters...................................................................4
Calculation of Yield Quotations of Money Market Sub-Accounts...................4
Annuity Payments...............................................................4
Financial Statements...........................................................5

General Information and History


      Separate Account No. 1 is a separate investment account of Nationwide Life Insurance Company (the "Company"). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Advisory Services, Inc. ("NAS"), a holding company. NAS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all the outstanding Class & Common Stock) to control NAS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of Nationwide Insurance Enterprise.


Investment Objectives and Policies

      The objectives of the Company and its policy in making investments for the Separate Account are as follows:

      1. The composition of the investments held will be determined from the long-term view as a prudent investor concerned with the preservation and growth of his capital in relation to the growth of the economy and the changing value of the dollar. Since earned income and realized capital gains will be compounded through reinvestment, account will be taken of the combination of current income and the possibilities of capital appreciation.

      2. The assets usually will be invested in a diversified portfolio of equities which, for the foreseeable future, will be primarily common stocks, with such changes as from time to time may be advisable, to take into account changes in the outlook of particular industries or companies. A relatively small percentage of the assets may be held in the form of preferred stocks, government bonds and corporate bonds or debentures, whether or not convertible into stock or with or without stock warrants. A reserve of cash and short-term debt securities may be held pending investment in accordance with investment policies.

                                    22 of 79

      3. Purchases will be made for investment and not for trading purposes. Generally, long-range performances will be emphasized with minor concern for short-term market fluctuations, except to the extent that such fluctuations may provide attractive buying or selling levels for the portfolio. However, freedom of action is reserved to dispose of any investment, however short a time held, if its appreciation possibilities appear to have been substantially realized, or if the market risks have become such as to make its retention unwise. Furthermore, complete freedom is retained to dispose of investments whether gains or losses are thereby realized.

      4. All investments made must be restricted to those authorized by the laws of the State of Ohio in effect at the time such investments are made, with respect to separate account investments.

      5. Freedom of action is reserved to invest as much as 10% of the assets in real estate.

      6. The following practices will be prohibited: maintenance of a "short" or a "margin" trading position in any security, commodity trading, speculative trading in foreign exchange, the making of loans of cash or of securities to officers or directors of the Company, the purchase of securities of any type for the purpose of thereby gaining control or influencing the management of any other company, or engaging in underwriting the Distribution of securities.

      With respect to item 4 of the above investment policy, the current restrictions under Ohio law are as follows:

      A) Except in the case of securities of investment companies registered under the Investment Company Act of 1940, or in the case of annuities or funding agreements issued by a life insurance company authorized to do business in this state from its general account, or in the case of the transfer of any investment or other asset in any separate account to any other account or to the general assets of the Company or any investment among the general assets of the Company transferred to any separate account not more than 25% of the amounts allocated to the separate account and the accumulations thereon shall be invested in the stocks, notes, debentures, bonds, or other securities of any one corporation or issuer.

      B) Not more than 25% of the issued and outstanding voting securities of any one corporation or issuer may be acquired by all separate accounts of the insurer.

      C) No security of any corporation which is a subsidiary of or which is affiliated through stock ownership with the insurer shall be allocated to any such account.

      D) No investment or other asset in any separate account shall be transferred to any other separate account or to the general assets of the insurer and no investment among the general assets of the insurer shall be transferred to any such separate account unless:

          (a)  Such transfer is made solely:

               (1) to establish a separate account or support Contract guarantees,

               (2) to withdraw amounts no longer needed to support guarantees, and

          (b) Such transfer is of cash or securities having a readily determinable market value or unless

          (c)  Such transfer is approved by the Superintendent of Insurance.

      In light of investment policy restrictions, neither the Company nor the Separate Account intend to invest more than 25% of the value of their respective assets in any one industry.


      During fiscal years 1996, 1995 and 1994, the portfolio turnover rates were 11.7%, 20.4% and 2.1%, respectively. A portfolio turnover rate of 100% would occur if all the portfolio securities were replaced in one fiscal year. The turnover rates experienced in the years ending December 31, 1996, December 31, 1995 and December 31, 1994, were based upon the replacement of existing stocks with stocks of higher investment quality, and buying and selling to take advantage of favorable market conditions.

                                    23 of 79

Management

      The Separate Account is managed by the Investment Department of the Company, and all involved individuals are employees of the Company. There is no Board of Managers associated with the Separate Account.

Investment Advisory and Other Services

      The Company acts as its own investment adviser and pays no fees for investment advisory services to any non-affiliated entity. All individuals involved in any advisory capacity are full-time employees of the Company without other affiliation.

      The financial statements and schedules have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

Brokerage Allocation

      Transactions in portfolio securities are not conducted through brokerage concerns, therefore no brokerage commissions are paid in such transactions. The full-time employees of the Investment Department of the Company constantly evaluate the relative values of the investments of the Separate Account. Investments of the Separate Account are placed where, in the judgment of the Investment Department, the best price and executions can be obtained. The objective results of this process are measured quarterly by the Company against the investment objectives of the Separate Account. Although brokers are not used for purposes of investment advice, brokers are used to place orders once the Investment Department determines its purchases.

Purchase and Pricing of Securities Being Offered

      The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

      A Participant under a Plan which utilizes the Contracts and one or more Companion Fixed Contracts as the funding media will, at the outset, inform the Company of the proportion of his or her Contributions that are to be paid under the Contracts. The remainder, less any amount applied toward insurance coverage, will be credited under the Companion Fixed Contracts. This proportion may be changed, as new Contributions are made, by notice to the Company.

      Transfers of amounts accumulated under the Contracts may be made to the Companion Fixed Contracts. Similarly, transfers may be made into the Contracts from a Companion Fixed Contract. The number, amount, and timing of such transfers permitted to each Participant are determined by the Plan under which he or she is covered. However, the Company reserves the right not to issue a Contract in any case where, in its judgment, the transfer provisions of the Plan appear to the Company to be inconsistent with long-term retirement objectives. The transfer arrangement would permit a Participant to adjust the balance between the Contracts and Companion Fixed Contract balances to take account of changes in the Participant's financial circumstances. It might also enable the Participant to split contributions among the Contracts during the period before retirement, but at retirement to elect to receive retirement income under the Contracts in the form of either a Variable Annuity or a Fixed-Dollar Annuity, or any reasonable combination of both. If the Plan so provides, a Participant may elect to receive his or her retirement benefits in the form of a single lump sum payment. A single lump sum payment could create possible adverse tax consequences. Some employers may not wish their employees to have this much flexibility. If so, they may design their Plans accordingly. Any request to transfer part of a Participant's Account under the Contracts which would leave a balance less than $500.00 will be treated as a request for a complete transfer.

                                    24 of 79

The Contracts give the Contractholder or a participating employer the right to notify the Company that future Contributions under the Plan involved are to be paid instead to another funding agency (such as a trustee or another insurance company), in which case no further Contributions will be due or payable on behalf of the Participants affected thereby unless otherwise agreed to by the Company and the Contractholder. Following the receipt of such a notice, the value of the accumulations of affected Participants will continue to reflect the investment results of the Separate Account until they are paid to the persons entitled thereto in accordance with the Plan and the Contract.

      The Contracts also provide that the Contractholder or a participating employer may transfer the value of the accumulation of all the Participants under a Plan to another funding agency. Such transfer payments will commence on a Transfer Date, which is the later to occur of: (a) the first Business Day of the calendar month specified in the request, or (b) the first Business Day of the first calendar month which begins at least thirty days after receipt of the request by the Company. The Company reserves the right, if such a request is made by a Contractholder, to transfer, in any one-month period commencing on the Transfer Date, no more than $1,000,000 or 5% of the value on the Transfer Date of all Accumulation Units under the Contract on that date, whichever is greater. It may be advisable to consult tax counsel before making such a transfer. The amount of any transfer payment will be equal to the product of the number of Accumulation Units allocated for transfer and the Accumulation Unit Value as of the Business Day on which any transfer is made, less the Contingent Deferred Sales Charge.

Underwriters

      The Company is the principal underwriter of the Contracts which are offered continuously. No underwriting commissions are paid.

Calculation of Yield Quotations of Money Market Sub-Accounts

      The Separate Account does not include Money Market Sub-Accounts.

Annuity Payments

      See "Purchase of Variable Annuity" and "Annuity Unit Value" in the prospectus.

                                    25 of 79

                          INDEPENDENT AUDITORS' REPORT




The Board of Directors of Nationwide Life Insurance Company and Contract Owners of
      Nationwide Life Insurance Company
      Separate Account No. 1:



We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Life Insurance Company Separate Account No. 1, including the schedule of portfolio investments, as of December 31, 1996, and the related statements of operations and changes in contract owners' equity for each of the years in the two-year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company Separate Account No. 1 as of December 31, 1996, and the results of its operations and its changes in contract owners' equity for each of the years in the two-year period then ended in conformity with generally accepted accounting principles.


                                                     KPMG Peat Marwick LLP



Columbus, Ohio
February 26, 1997

                        NATIONWIDE LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT NO. 1

                        Statement of Assets, Liabilities
                           and Contract Owners' Equity

                                December 31, 1996




Assets:
   Investments in securities at market value, per accompanying
        schedule of investments (cost $20,540,627)                      $41,902,596
   Dividends receivable                                                      39,048
   Accounts receivable                                                      541,813
                                                                        -----------

      Total assets                                                       42,483,457
                                                                        -----------


Liabilities:
   Accounts payable to Nationwide Life Insurance Company                    252,212
                                                                        -----------




Contract owners' equity (note 2)                                        $42,231,245
                                                                        ===========





See accompanying notes to financial statements.

                        NATIONWIDE LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT NO. 1

                      Statements of Operations and Changes
                           in Contract Owners' Equity

                     Years ended December 31, 1996 and 1995



                                                                          1996                  1995
                                                                          ----                  ----

Investment activity:
      Dividends and interest                                             $820,866             834,471
      Mortality and expense charges (note 4)                              (70,278)            (63,895)
                                                                     ------------         -----------
           Net investment activity                                        750,588             770,576
                                                                     ------------         -----------

      Proceeds from sales of investments                                4,357,501           6,276,421
      Cost of investments sold                                          2,205,527           3,660,562
                                                                     ------------         -----------
           Realized gain on investments                                 2,151,974           2,615,859
      Change in unrealized gain on investments                          5,842,213           5,444,798
                                                                     ------------         -----------
           Net gain on investments                                      7,994,187           8,060,657
                                                                     ------------         -----------

           Net increase in contract  owners' equity resulting
                  from operations                                       8,744,775           8,831,233
                                                                     ------------         -----------

Equity transactions:
      Deposits received from contract owners                            1,206,004           1,453,862
      Contract withdrawals and transfers                               (3,949,692)         (5,162,163)
      Annuity payments                                                    (94,208)           (156,461)
      Adjustment to maintain annuity reserves                             716,524            (342,751)
      Contract charges (note 4)                                          (169,676)           (175,517)
                                                                     ------------         -----------


                       Net equity transactions                         (2,291,048)         (4,383,030)
                                                                     ------------         -----------


Net change in contract owners' equity                                   6,453,727           4,448,203

Contract owners' equity:
              At beginning of year                                     35,777,518          31,329,315
                                                                     ------------         -----------

              At end of year                                          $42,231,245          35,777,518
                                                                     ============         ===========







See accompanying notes to financial statements.

                        NATIONWIDE LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT NO. 1

                          Notes to Financial Statements

                           December 31, 1996 and 1995


(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

           (a)    ACCOUNTING ENTITY AND NATURE OF OPERATIONS
                  Effective April 1, 1967, Separate Account No. 1
                       (Separate Account) of Nationwide Life Insurance Company (NLIC) was established in accordance with the laws of the State of Ohio. The Separate Account is the accounting entity wherein all segregated variable annuity account transactions of the contract owners are to be reflected. This account contains the contract owners' equity and reflects the variable annuity reserves of the contract owners receiving variable annuity payments. The assets and liabilities of the Separate Account are clearly identifiable and distinguished from the other assets and liabilities of NLIC.

                       NLIC offers tax qualified Group Flexible Fund Retirement Contracts through the Separate Account. The primary distribution for the contracts is with corporate pension plans through Pension Plan Administrators.

           (b)    ANNUITY CONTRACTS
                  As of December 31, 1996, the Separate Account has
                       5 variable annuity contracts. In addition to these contracts, there are 39 active annuity contracts which provide for fixed-dollar annuity benefits. During the accumulation phase, no guarantees are made regarding amounts which will ultimately be available in the form of annuity payments to participants under the fixed or variable contracts.

           (c) SECURITY VALUATION, TRANSACTIONS AND RELATED INVESTMENT INCOME Common Stocks are valued at market prices which are based on published quotations on December 31, 1996. Short-term investments through Nationwide
                       Cash Management Company (NCMC), an affiliate of
                       NLIC, are valued at amoritized cost, which approximates market. Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

           (d)    FEDERAL INCOME TAXES
                  Undercurrent IRC statutes, no federal income taxes
                       are provided on the earnings or appreciation of funds held for qualified plans in the Separate Account. Taxes are the responsibilty of the contract owner receiving payments.

           (e) USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

           (f)    RECLASSIFICATIONS
                  Certain prior year amounts have been reclassified to
                       conform with the current year presentation.
                                                                     (Continued)

                        NATIONWIDE LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT NO. 1

                    Notes to Financial Statements, Continued


(2)   ACCUMULATION AND EQUITY UNITS
      The number of accumulation and equity units, reserve value per unit and related amount of contract owners' equity in annuity reserve (including $524,042 for annuities in the payout phase) as of December 31, 1996 are:


                                                                                           Reserve     Contract owners'
                                                      Accumulation        Equity             value        equity in
                Contracts                                units            units            per unit*    annuity reserves
                ---------                                -----            -----            ---------    ----------------

           100% reserve                                   ----            193,921          29.386238       5,698,609
           95% reserve                                    ----             68,134          29.386238       2,002,202
           Other - Payout                                 ----            112,518          25.692205       2,890,836
           HR-10                                      1,059,341             ----           29.760295      31,526,301
           Other - Accumulation                           4,097             ----           27.653613         113,297
                                                     ==========           =======         ==========     ===========
                                                                                                        $ 42,231,245
                                                                                                         ===========

* Reserve value per unit represents redemption value.

The components of each of these unit values are as follows:


                                                      95% and
                                                        100%             Other                              Other
                                                      Reserve            Payout           HR-10          Accumulation
                                                      -------            ------           -----          ------------
1996:
   Beginning unit value - Jan.1                      $23.072052        20.394191        23.283334          21.744507
   Reinvested capital gains and dividends              0.550018         0.483471         0.554285           0.519023
   Unrealized gain (loss)                              5.854205         5.140112         5.922676           5.511210
   Asset charges                                      (0.090037)       (0.325569)        0.000000          (0.121127)
                                                     ----------        ---------        ---------          ---------
   Ending unit value - Dec. 31                       $29.386238        25.692205        29.760295          27.653613
                                                     ==========        =========        =========          =========

   Percentage increase (decrease) in unit value            27%              26%            28%                 27%


                                                                     (Continued)

                        NATIONWIDE LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT NO. 1

                    Notes to Financial Statements, Continued




(3)   CONTRACT CHARGES
      Contracts participating in the Separate Account currently provide for the following contract charges to cover such expenses as administrative costs and other expenses incurred by NLIC for administering the Separate Account. These charges may be deducted from participants' contracts or paid directly to NLIC by participants:

                  (a) Fixed-dollar contracts provide for periodic charges for expenses established for each contract.

                  (b) Variable-dollar contracts issued prior to May 1, 1982 provide for: (i) a percentage of each participant's contributions to be used to cover expenses (including commissions of the sales representatives) and contingencies (the percentage is 5% for participants whose employers adopted the plan prior to May 1, 1973 and 6 1/2% for other participants); (ii) a daily expense charge at the effective rate of 0.5% of each participant's account balance; and
                       (iii) an annual charge of not more than $25 for the first year of participation and $10 thereafter.

                  (c) Variable-dollar contracts issued on or after May 1, 1982 provide for: (i) a contingent deferred sales charge not to exceed 7% of total contributions during the 96-month period preceding the date of withdrawal; (ii) a contract maintenance charge at the effective annual rate of 1.3% of each participant's account; and (iii) an annual charge not to exceed $30 for each participant's account.

(4)   RELATED PARTY TRANSACTIONS
      In 1982, the Separate Account entered into an agreement with NCMC, an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. The amount of Separate Account funds invested in NCMC was $2,269,837 as of December 31, 1996, and is included in the investments in the accompanying financial statements.

                        NATIONWIDE LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT NO. 1

                        Schedule of Portfolio Investments

                                December 31, 1996


                                                       Number                       Market
Name of issuer and title of issue                    of shares        Cost(1)        Value
---------------------------------                    ---------        ---------      -----


COMMON STOCKS  (94.6%)

BROADCASTING (2.0%)
     Cox Communications, Inc., Class A (2)               8,630     $   81,688       199,569
     TCI Satellite Entertainment Service A               2,190         21,791        21,626
     Tele-Comm Liberty Media Group (2)                   5,475         80,850       156,380
     Tele-Communications, Inc, Class A (2)              21,900        228,684       286,068
     US West, Inc. Media Group                          10,100        213,993       185,587
                                                     ---------     ----------     ---------

                                                        48,295        627,006       849,230
                                                     ---------     ----------     ---------


BUILDING MATERIALS (2.6%)
     Vulcan Materials Co.                               18,000         87,908     1,095,750
                                                     ---------     ----------     ---------

                                                        18,000         87,908     1,095,750
                                                     ---------     ----------     ---------


CHEMICAL (10.2%)
     Avery Dennison Corp.                               11,800        120,609       417,425
     IMC Global, Inc.                                   22,800        586,973       892,050
     Monsanto Company                                   37,500        308,100     1,457,813
     Morton International, Inc.                         37,500        459,873     1,528,125
                                                     ---------     ----------     ---------

                                                       109,600      1,475,555     4,295,413
                                                     ---------     ----------     ---------


COMPUTERS AND SEMICONDUCTORS (5.2%)
     Intel Corporation                                   8,500        487,150     1,112,969
     International Business Machines Corporation         7,000        830,493     1,060,500
                                                     ---------     ----------     ---------

                                                        15,500      1,317,643     2,173,469
                                                     ---------     ----------     ---------


DRUGS AND COSMETICS (11.8%)
     American Home Products Corp.                       16,000        593,720       938,000
     Bristol-Myers Squibb Company                        9,000        257,293       981,000
     Pfizer, Inc.                                        5,000        179,266       415,000
     Schering-Plough Corporation                        15,400        204,872       997,150
     Warner-Lambert Company                             21,800        474,463     1,635,000
                                                     ---------     ----------     ---------

                                                        67,200      1,709,614     4,966,150
                                                     ---------     ----------     ---------


ENTERTAINMENT (1.7%)
     Walt Disney Company                                10,000        241,875       697,500
                                                     ---------     ----------     ---------

                                                        10,000        241,875       697,500
                                                     ---------     ----------     ---------

----------
(1)  Also represents cost for federal income tax purposes.
(2)  Denotes non-income producing securities.
                                                                                (Continued)


                        NATIONWIDE LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT NO. 1

                  Schedule of Portfolio Investments, Continued

                                December 31, 1996


                                           Number                        Market
Name of issuer and title of issue         of shares       Cost (1)       Value
---------------------------------         ---------       --------       -----

Common Stocks, Continued

FINANCIAL SERVICES (9.7%)
     Chubb Corporation                       20,800     $  287,872     1,118,000
     Citicorp                                13,000        574,665     1,339,000
     Corestates Financial Corporation        15,600        363,700       809,250
     First Chicago NBD Corporation           11,250        150,267       604,688
     KeyCorp                                  3,620         96,500       182,810
                                          ---------     ----------     ---------

                                             64,270      1,473,004     4,053,748
                                          ---------     ----------     ---------


FOODS AND BEVERAGES (6.1%)
     Anheuser-Busch Companies                24,800        508,748       992,000
     Earthgrains Company                        496          9,220        25,916
     PEPSICO                                 32,000        405,770       936,000
     Ralcorp Holdings (2)                     2,433         39,479        51,093
     Ralston-Ralston Purina Group             7,429        313,582       545,103
                                          ---------     ----------     ---------

                                             67,158      1,276,799     2,550,112
                                          ---------     ----------     ---------


HEALTH SERVICES (2.0%)
     Allegiance Corp.                           320          3,460         8,840
     Baxter International, Inc.               1,600         42,409        65,600
     Columbia/HC Healthcare Corp.            18,000        659,220       733,500
     MedPartners, Inc.                          484          4,635        10,043
                                          ---------     ----------     ---------

                                             20,404        709,724       817,983
                                          ---------     ----------     ---------


HOUSEHOLD PRODUCTS (10.1%)
     Avon Products, Inc.                     22,000        503,535     1,256,750
     Gillette Company                        24,200        426,849     1,881,550
     Procter & Gamble Company                10,200        432,384     1,097,775
                                          ---------     ----------     ---------

                                             56,400      1,362,768     4,236,075
                                          ---------     ----------     ---------
--------------------------

(1)  Also represents cost for federal income tax purposes.
(2)  Denotes non-income producing securities.

                                                                     (Continued)

                        NATIONWIDE LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT NO. 1

                  Schedule of Portfolio Investments, Continued

                                December 31, 1996


                                          Number                        Market
Name of issuer and title of issue       of shares       Cost (1)        Value
---------------------------------       ---------       --------        -----

Common Stocks, Continued

MISCELLANEOUS (9.9%)
     Caterpillar, Inc.                     10,000     $  670,200       752,500
     Corning, Inc.                         23,000        782,504     1,063,750
     Imation Corp.                          1,380         24,836        38,813
     Mattel, Inc.                          15,140         60,448       420,135
     Minnesota Mining & Mfg Company        13,800        605,348     1,145,400
     The Singer Company                    33,000        761,337       738,375
                                        ---------     ----------     ---------

                                           96,320      2,904,673     4,158,973
                                        ---------     ----------     ---------


OIL AND GAS (6.8%)
     Mobil Corporation                      8,000        554,780       978,000
     Schlumberger Limited                  10,000        557,660       998,750
     Unocal Corporation                    21,400        490,336       872,050
                                        ---------     ----------     ---------

                                           39,400      1,602,776     2,848,800
                                        ---------     ----------     ---------


PAPER AND PAPER PRODUCTS (6.0%)
     Alco Standard Corp.                   22,400        591,920     1,156,400
     Temple-Inland, Inc.                   24,900        454,425     1,347,712
                                        ---------     ----------     ---------

                                           47,300      1,046,345     2,504,112
                                        ---------     ----------     ---------

----------
(1)  Also represents cost for federal income tax purposes.

                                                                     (Continued)

                        NATIONWIDE LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT NO. 1

                  Schedule of Portfolio Investments, Continued

                                December 31, 1996


                                                       Number                        Market
      Name of issuer and title of issue              of shares       Cost (1)         Value
      ---------------------------------              ---------       --------         -----

      Common Stocks, Continued

      PRINTING AND PUBLISHING (7.2%)
           ACNielsen Corp.                              1,466     $    15,506         22,357
           American Greetings Corp., Class A           19,000         318,142        539,125
           Cognizant Corp.                              4,400          94,411        145,200
           Dun & Bradstreet Corporation                 4,400          65,758        104,500
           Gannett, Inc.                               12,000         405,748        898,500
           Gibson Greetings, Inc. (2)                  27,500         614,062        539,687
           Knight-Ridder, Inc.                         20,000         381,919        765,000
                                                  -----------     -----------     ----------

                                                       88,766       1,895,546      3,014,369
                                                  -----------     -----------     ----------


      RETAIL TRADE (1.8%)
           Kroger Company (2)                          16,300         289,864        757,950
                                                  -----------     -----------     ----------

                                                       16,300         289,864        757,950
                                                  -----------     -----------     ----------


      TRANSPORTATION EQUIPMENT (1.5%)
           Trinity Industries                          16,350         249,689        613,125
                                                  -----------     -----------     ----------

                                                       16,350         249,689        613,125
                                                  -----------     -----------     ----------

                       Total common stocks            781,263      18,270,789     39,632,759
                                                  -----------     -----------     ----------


SHORT-TERM SECURITIES (5.4%)
           Nationwide Cash Management Company
               Participation                                        2,269,837      2,269,837
                                                                  -----------     ----------

                       TOTAL INVESTMENTS                          $20,540,626     41,902,596
                                                                  ===========     ==========



       See accompanying independent auditors' report.

       --------------------------

       (1)  Also represents cost for federal income tax purposes.
       (2)  Denotes non-income producing securities.


                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company) as of December 31, 1996 and 1995, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.

In 1994, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
January 31, 1997



               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 1996 and 1995
                                ($000's omitted)

                                        Assets                                                1996               1995
                                        ------                                          -----------------   ----------------
Investments (notes 5, 8 and 9):
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $11,970,878 in 1996; $11,862,556 in 1995)             $12,304,639          12,485,564
      Equity securities (cost $43,890 in 1996; $23,617 in 1995)                                  59,131              29,953
   Mortgage loans on real estate, net                                                         5,272,119           4,602,764
   Real estate, net                                                                             265,759             229,442
   Policy loans                                                                                 371,816             336,356
   Other long-term investments                                                                   28,668              61,989
   Short-term investments (note 13)                                                               4,789              32,792
                                                                                        -----------------   ----------------
                                                                                             18,306,921          17,778,860
                                                                                        -----------------   ----------------

Cash                                                                                             43,784               9,455
Accrued investment income                                                                       210,182             212,963
Deferred policy acquisition costs                                                             1,366,509           1,020,356
Investment in subsidiaries classified as discontinued operations (notes 1 and 2)                485,707             506,677
Other assets (note 6)                                                                           426,441             388,214
Assets held in Separate Accounts (note 8)                                                    26,926,702          18,591,108
                                                                                        -----------------   ----------------
                                                                                            $47,766,246          38,507,633
                                                                                        =================   ================

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims (notes 6 and 8)                                           $17,179,060          16,358,614
Policyholders' dividend accumulations                                                           361,401             348,027
Other policyholder funds                                                                         60,073              65,297
Accrued federal income tax (note 7):
   Current                                                                                       30,170              35,301
   Deferred                                                                                     162,212             246,627
                                                                                        -----------------   ----------------
                                                                                                192,382             281,928
                                                                                        -----------------   ----------------

Dividend payable to shareholder (notes 1 and 2)                                                 485,707                   -
Other liabilities                                                                               423,047             234,147
Liabilities related to Separate Accounts (note 8)                                            26,926,702          18,591,108
                                                                                        -----------------   ----------------
                                                                                             45,628,372          35,879,121
                                                                                        -----------------   ----------------

Commitments and contingencies (notes 6, 9 and 15)

Shareholder's equity (notes 3, 4, 5, 12 and 13):
   Capital shares, $1 par value.  Authorized 5,000,000 shares, issued and
      outstanding 3,814,779 shares                                                                3,815               3,815
   Additional paid-in capital                                                                   527,874             657,118
   Retained earnings                                                                          1,432,593           1,583,275
   Unrealized gains on securities available-for-sale, net                                       173,592             384,304
                                                                                        -----------------   ----------------
                                                                                              2,137,874           2,628,512
                                                                                        -----------------   ----------------
                                                                                            $47,766,246          38,507,633
                                                                                        =================   ================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        Consolidated Statements of Income

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                   1996            1995            1994
                                                                              ---------------  --------------  -------------
Revenues (note 16):
   Investment product and universal life insurance product policy charges       $   400,902        286,534         217,245
   Traditional life insurance premiums                                              198,642        199,106         176,658
   Net investment income (note 5)                                                 1,357,759      1,294,033       1,210,811
   Realized losses on investments  (note 5)                                            (326)        (1,724)        (16,527)
   Other income                                                                      35,861         20,702          11,312
                                                                              ---------------  --------------  -------------
                                                                                  1,992,838      1,798,651       1,599,499
                                                                              ---------------  --------------  -------------
Benefits and expenses:
   Benefits and claims                                                            1,160,580      1,115,493         992,667
   Provision for policyholders' dividends on participating policies (note 12)        40,973         39,937          38,754
   Amortization of deferred policy acquisition costs                                133,394         82,695          85,568
   Other operating expenses (note 13)                                               342,394        272,954         240,652
                                                                              ---------------  --------------  -------------
                                                                                  1,677,341      1,511,079       1,357,641
                                                                              ---------------  --------------  -------------
      Income from continuing operations before federal income tax expense           315,497        287,572         241,858
                                                                              ---------------  --------------  -------------

Federal income tax expense (benefit) (note 7):
   Current                                                                          116,512         88,700          73,559
   Deferred                                                                          (5,623)        11,108           5,030
                                                                              ---------------  --------------  -------------
                                                                                    110,889         99,808          78,589
                                                                              ---------------  --------------  -------------
      Income from continuing operations                                             204,608        187,764         163,269

Income from discontinued operations (less federal income tax expense of
   $4,453, $7,446 and $10,915 in 1996, 1995 and 1994, respectively) (note 2)         11,324         24,714          20,459
                                                                              ---------------  --------------  -------------

      Net income                                                                $   215,932        212,478         183,728
                                                                              ===============  ==============  =============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                             Unrealized
                                                                                           gains (losses)
                                                             Additional                    on securities        Total
                                                 Capital      paid-in        Retained      available-for-   shareholder's
                                                  shares      capital        earnings        sale, net          equity
                                                ----------- ------------- --------------- ----------------- ---------------
1994:
   Balance, beginning of year                       $3,815      406,089       1,194,519             6,745       1,611,168
   Capital contribution                                  -      200,000               -                 -         200,000
   Net income                                            -            -         183,728                 -         183,728
   Adjustment for change in accounting for
      certain investments in debt and equity
      securities, net (note 4)                           -            -               -           212,553         212,553
   Unrealized losses on securities available-
      for-sale, net                                      -            -               -          (338,971)       (338,971)
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      606,089       1,378,247          (119,673)      1,868,478
                                                =========== ============= =============== ================= ===============

1995:
   Balance, beginning of year                        3,815      606,089       1,378,247          (119,673)      1,868,478
   Capital contribution (note 13)                        -       51,029               -            (4,111)         46,918
   Dividends to shareholder                              -            -          (7,450)                -          (7,450)
   Net income                                            -            -         212,478                 -         212,478
   Unrealized gains on securities available-
      for-sale, net                                      -            -               -           508,088         508,088
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      657,118       1,583,275           384,304       2,628,512
                                                =========== ============= =============== ================= ===============

1996:
   Balance, beginning of year                        3,815      657,118       1,583,275           384,304       2,628,512
   Capital contribution (note 13)                        -           25               5                 -              30
   Dividends to shareholder                              -     (129,269)       (366,619)          (39,819)       (535,707)
   Net income                                            -            -         215,932                 -         215,932
   Unrealized losses on securities available-
      for-sale, net                                      -            -               -          (170,893)       (170,893)
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      527,874       1,432,593           173,592       2,137,874
                                                =========== ============= =============== ================= ===============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                       1996            1995            1994
                                                                                 ---------------- --------------- ---------------
  Cash flows from operating activities:
     Net income                                                                    $    215,932        212,478         183,728
     Adjustments to reconcile net income to net cash provided by operating activities:
           Capitalization of deferred policy acquisition costs                         (422,572)      (321,327)       (242,431)
           Amortization of deferred policy acquisition costs                            133,394         82,695          85,568
           Amortization and depreciation                                                  6,962         10,234           3,603
           Realized (gains) losses on invested assets, net                                 (284)         3,250          16,094
           Deferred federal income tax expense (benefit)                                  7,603        (30,673)          9,946
           Decrease (increase) in accrued investment income                               2,781        (16,999)        (12,808)
           (Increase) decrease in other assets                                          (38,876)        39,880        (102,676)
           Increase in policy liabilities                                               305,755        135,937         118,361
           Increase in policyholders' dividend accumulations                             13,374         12,639          15,298
           (Decrease) increase in accrued federal income tax payable                     (5,131)        30,836          (5,714)
           Increase in other liabilities                                                188,900         26,851             506
           Other, net                                                                   (61,679)         1,832         (29,595)
                                                                                 ---------------  --------------- ---------------
              Net cash provided by operating activities                                 346,159        187,633          39,880
                                                                                 ---------------- --------------- ---------------

  Cash flows from investing activities:
     Proceeds from maturity of securities available-for-sale                          1,162,766        634,553         544,843
     Proceeds from sale of securities available-for-sale                                299,558        107,345         228,308
     Proceeds from maturity of fixed maturity securities held-to-maturity                     -        564,450         491,862
     Proceeds from repayments of mortgage loans on real estate                          309,050        207,832         190,574
     Proceeds from sale of real estate                                                   18,519         48,331          46,713
     Proceeds from repayments of policy loans and sale of other invested assets          22,795         53,587         120,506
     Cost of securities available-for-sale acquired                                  (1,573,640)    (1,942,413)     (1,816,370)
     Cost of fixed maturity securities held-to-maturity acquired                              -       (593,636)       (410,379)
     Cost of mortgage loans on real estate acquired                                    (972,776)      (796,026)       (471,570)
     Cost of real estate acquired                                                        (7,862)       (10,928)         (6,385)
     Policy loans issued and other invested assets acquired                             (57,740)       (75,910)        (65,302)
     Short-term investments, net                                                         28,003         77,837         (89,376)
     Purchase of affiliate (note 13)                                                          -              -        (155,000)
                                                                                ---------------- --------------- ---------------
              Net cash used in investing activities                                    (771,327)    (1,724,978)     (1,391,576)
                                                                                ---------------- --------------- ---------------

  Cash flows from financing activities:
     Proceeds from capital contributions                                                     30              -         200,000
     Dividends paid to shareholder                                                      (50,000)        (7,450)              -
     Increase in investment product and universal life insurance
        product account balances                                                      2,293,933      2,809,385       3,547,976
     Decrease in investment product and universal life insurance
        product account balances                                                     (1,784,466)    (1,258,758)     (2,412,595)
                                                                                ---------------- --------------- --------------
              Net cash provided by financing activities                                 459,497      1,543,177       1,335,381
                                                                                ---------------- --------------- --------------

  Net increase (decrease) in cash                                                        34,329          5,832         (16,315)

                                                                                 ---------------- --------------- ---------------
  Cash, beginning of year                                                                 9,455          3,623          19,938
                                                                                 ---------------- --------------- ---------------
  Cash, end of year                                                               $      43,784          9,455           3,623
                                                                                 ================ =============== ===============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 1996, 1995 and 1994
                                ($000's omitted)

(1)      Organization and Description of Business
         ----------------------------------------

         Nationwide Life Insurance Company (NLIC) is a wholly owned subsidiary of Nationwide Corporation (Nationwide Corp.). Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Employers Life Insurance Company of Wausau and subsidiaries (ELICW), National Casualty Company (NCC), West Coast Life Insurance Company (WCLIC), Nationwide Advisory Services, Inc. (formerly Nationwide Financial Services, Inc.), Nationwide Investment Services Corporation (formerly PEBSCO Securities Corporation) (NISC) and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         Nationwide Corp. formed Nationwide Financial Services, Inc. (NFS) in November 1996 as a holding company for NLIC and the other companies of the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On January 27, 1997, Nationwide Corp. contributed to NFS the common stock of NLIC and three marketing and distribution companies. NFS is planning an initial public offering of its Class A common stock during the first quarter of 1997.

         In anticipation of the restructuring described above, on September 24, 1996, NLIC's Board of Directors declared a dividend payable January 1, 1997 to Nationwide Corp. consisting of the outstanding shares of common stock of certain subsidiaries (ELICW, NCC and WCLIC) that do not offer or distribute long-term savings and retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and another affiliate effective January 1, 1996. These subsidiaries and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 2 and 13.

         In addition, as part of the restructuring described above, NLIC intends to make an $850,000 distribution to NFS which will then make an equivalent distribution to Nationwide Corp.

         The Company is a leading provider of long-term savings and retirement products to retail and institutional customers and is subject to competition from other financial services providers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

              LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those currently recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

              CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)      Discontinued Operations
         -----------------------

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. to NFS of the outstanding common stock of NLIC and other companies, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend to Nationwide Corp. consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company that serves as a fronting company for a property and casualty subsidiary of Nationwide Mutual Insurance Company (NMIC), an affiliate. NCC maintains its offices in Scottsdale, Arizona. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of these subsidiaries.

         A summary of the combined results of operations, including the results of the accident and health and group life insurance business ELICW assumed from NLIC in 1996, and assets and liabilities of ELICW, NCC and WCLIC as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                                    1996           1995          1994
                                                                                ------------   -----------   -----------

               Revenues                                                          $   668,870       422,149        84,226
               Net income                                                             11,324        26,456        11,753
               Assets, consisting primarily of investments                         3,029,293     2,967,326     2,537,692
               Liabilities, consisting primarily of policy benefits and claims     2,543,586     2,460,649     2,179,263

         During 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 13 for a complete discussion of the reinsurance agreements. NLIC has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies and will cease writing any new business prior to December 31, 1997. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of NLIC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         A summary of the results of operations, net of amounts ceded to ELICW and NMIC in 1996, and assets and liabilities of NLIC's accident and health and group life insurance business as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                                    1996           1995          1994
                                                                                ------------   -----------   -----------

               Revenues                                                             $      -       354,788       362,476
               Net income (loss)                                                           -        (1,742)        8,706
               Assets, consisting primarily of investments                           259,185       239,426       234,082
               Liabilities, consisting primarily of policy benefits and claims       259,185       239,426       234,082

(3)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and its insurance subsidiaries, filed with the department of insurance of each insurance company's state of domicile, are prepared on the basis of accounting practices prescribed or permitted by each department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy
              --------------------

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in Subsidiaries Classified as Discontinued Operations" in the accompanying consolidated balance sheets and "Income for Discontinued Operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1996 or 1995.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate are included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits
              ---------------------

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

              ACCIDENT AND HEALTH INSURANCE PRODUCTS: Accident and health insurance premiums are recognized as revenue over the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred. All accident and health insurance business is accounted for as discontinued operations. See note 2.

         (d)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 3(b).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         (e)  Separate Accounts
              -----------------

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 6.

              Future policy benefits and claims for collectively renewable long-term disability policies and group long-term disability policies are the present value of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health insurance policies are not discounted. All health insurance business is accounted for as discontinued operations. See note 2.

         (g)  Participating Business
              ----------------------

              Participating business represents approximately 52% in 1996 (54% in 1995 and 55% in 1994) of the Company's life insurance in force, 78% in 1996 (79% in 1995 and 79% in 1994) of the number of life insurance policies in force, and 40% in 1996 (47% in 1995 and 51% in 1994) of life insurance premiums. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for ratably in future policy benefits based on dividend scales in effect at the time the policies were issued.

         (h)  Federal Income Tax
              ------------------

              The Company, with the exception of ELICW, files a consolidated federal income tax return with NMIC, the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed. Through 1994, ELICW filed a consolidated federal income tax return with Employers Insurance of Wausau A Mutual Company, an affiliate. Beginning in 1995, ELICW files a separate federal income tax return.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         (i)  Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 2 and 13.

         (j)  Reclassification
              ----------------

              Certain items in the 1995 and 1994 consolidated financial statements have been reclassified to conform to the 1996 presentation.


(4)      Change in Accounting Principle
         ------------------------------

         Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 115 - ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. As of January 1, 1994, the Company classified fixed maturity securities with amortized cost and fair value of $6,299,665 and $6,721,714, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994 has been recorded as a direct credit to shareholder's equity as follows:

             Excess of fair value over amortized cost of fixed maturity
                securities available-for-sale                                         $ 422,049
             Adjustment to deferred policy acquisition costs                            (95,044)
             Deferred federal income tax                                               (114,452)
                                                                                    --------------
                                                                                      $ 212,553
                                                                                    ==============


(5)      Investments
         -----------

         The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1996:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
                                                                      cost           gains        losses       fair value
                                                                  ------------    ----------    -----------    -----------
             1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of
                   U.S. government corporations and agencies       $   275,696         4,795        (1,340)        279,151
                 Obligations of states and political subdivisions        6,242           450            (2)          6,690
                 Debt securities issued by foreign governments         100,656         2,141          (857)        101,940
                 Corporate securities                                7,999,310       285,946       (33,686)      8,251,570
                 Mortgage-backed securities                          3,588,974        91,438       (15,124)      3,665,288
                                                                   ------------    ----------   ------------   ------------
                     Total fixed maturity securities                11,970,878       384,770       (51,009)     12,304,639
               Equity securities                                        43,890        15,571          (330)         59,131
                                                                   ------------    ----------   ------------   ------------
                                                                   $12,014,768       400,341       (51,339)     12,363,770
                                                                   ============    ==========   ============   ============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1995:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
                                                                      cost           gains        losses       fair value
                                                                   ------------    ----------   -----------  ---------------
             1995:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of
                   U.S. government corporations and agencies       $   310,186        12,764           (1)         322,949
                 Obligations of states and political subdivisions        8,655         1,205           (1)           9,859
                 Debt securities issued by foreign governments         101,414         4,387          (66)         105,735
                 Corporate securities                                7,888,440       473,681      (25,742)       8,336,379
                 Mortgage-backed securities                          3,553,861       165,169       (8,388)       3,710,642
                                                                   ------------    ----------   -----------  ---------------
                     Total fixed maturity securities                11,862,556       657,206      (34,198)      12,485,564
               Equity securities                                        23,617         6,382          (46)          29,953
                                                                   ------------    ----------   -----------  ---------------
                                                                   $11,886,173       663,588      (34,244)      12,515,517
                                                                   ============    ==========   ===========  ===============


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized        Estimated
                                                                                      cost          fair value
                                                                                ---------------   --------------

             Fixed maturity securities available-for-sale:
                Due in one year or less                                         $     440,235          444,214
                Due after one year through five years                               3,937,010        4,053,152
                Due after five years through ten years                              2,809,813        2,871,806
                Due after ten years                                                 1,194,846        1,270,179
                                                                                ---------------   --------------
                                                                                    8,381,904        8,639,351

             Mortgage-backed securities                                             3,588,974        3,665,288
                                                                                ---------------   --------------
                                                                                  $11,970,878       12,304,639
                                                                                ===============   ==============


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                                                   1996            1995
                                                                              ---------------  --------------

             Gross unrealized gains                                               $349,002         629,344
             Adjustment to deferred policy acquisition costs                       (81,939)       (138,914)
             Deferred federal income tax                                           (93,471)       (171,649)
                                                                              ---------------  --------------
                                                                                   173,592         318,781

             Unrealized gains on securities available-for-sale, net, of
                subsidiaries classified as discontinued operations (note 2)              -          65,523
                                                                              ---------------  --------------
                                                                                  $173,592         384,304
                                                                              ===============  ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

                                                                          1996             1995            1994
                                                                     ---------------   -------------  --------------
             Securities available-for-sale:
                Fixed maturity securities                               $(289,247)         876,332       (675,373)
                Equity securities                                           8,905              (26)        (1,927)
             Fixed maturity securities held-to-maturity                         -           75,626       (398,183)
                                                                     ---------------   -------------  --------------
                                                                        $(280,342)         951,932     (1,075,483)
                                                                     ===============   =============  ==============

         Proceeds from the sale of securities available-for-sale during 1996, 1995 and 1994 were $299,558, $107,345 and $228,308, respectively.
         During 1996, gross gains of $6,606 ($4,838 and $3,045 in 1995 and 1994, respectively) and gross losses of $6,925 ($2,147 and $21,280 in 1995 and 1994, respectively) were realized on those sales.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25,429 to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3,535.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995 the Company transferred all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3,320,093, resulting in a gross unrealized gain of $155,940.

         Investments that were non-income producing for the twelve month period preceding December 31, 1996 amounted to $26,805 ($27,712 in 1995) and consisted of $248 ($6,982 in 1995) in fixed maturity securities, $20,633 ($14,740 in 1995) in real estate and $5,924 ($5,990 in 1995) in other long-term investments.

         Real estate is presented at cost less accumulated depreciation of $30,338 as of December 31, 1996 ($30,482 as of December 31, 1995) and
         valuation allowances of $15,219 as of December 31, 1996 ($25,819 as of December 31, 1995).

         The recorded investment of mortgage loans on real estate considered to be impaired (under SFAS NO. 114 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN as amended by SFAS NO. 118 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN-INCOME RECOGNITION AND DISCLOSURE) as of December 31, 1996 was $51,765 ($44,409 as of December 31, 1995),
         which includes $41,663 ($23,975 as of December 31, 1995) of impaired mortgage loans on real estate for which the related valuation allowance was $8,485 ($5,276 as of December 31, 1995) and $10,102 ($20,434 as of
         December 31, 1995) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1996, the average recorded investment in impaired mortgage loans on real estate was approximately $39,674 ($22,181 in 1995) and interest income recognized on those loans was $2,103 ($387 in 1995), which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

                                                                                   1996           1995
                                                                               -------------  --------------

             Allowance, beginning of year                                          $49,128         46,381
                  Additions charged to operations                                    4,497          7,433
                  Direct write-downs charged against the allowance                  (2,587)        (4,686)
                                                                               -------------  -------------
             Allowance, end of year                                                $51,038         49,128
                                                                               =============  ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         An analysis of investment income by investment type follows for the years ended December 31:

                                                                          1996             1995           1994
                                                                     ---------------   -------------  ------------
             Gross investment income:
                 Securities available-for-sale:
                   Fixed maturity securities                          $   917,135          685,787        647,927
                   Equity securities                                        1,291            1,330            509
                 Fixed maturity securities held-to-maturity                     -          201,808        185,938
                 Mortgage loans on real estate                            432,815          395,478        372,734
                 Real estate                                               44,332           38,344         40,170
                 Short-term investments                                     4,155           10,576          6,141
                 Other                                                      3,998            7,239          2,121
                                                                     ---------------   -------------  --------------
                       Total investment income                          1,403,726        1,340,562      1,255,540
             Less investment expenses                                      45,967           46,529         44,729
                                                                     ---------------   -------------  ---------------
                       Net investment income                           $1,357,759        1,294,033      1,210,811
                                                                     ===============   =============  ==============

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                        1996          1995          1994
                                                                     ------------  ------------  ------------
             Securities available-for-sale:
                Fixed maturity securities                              $(3,462)        4,213        (7,296)
                Equity securities                                        3,143         3,386         1,422
             Mortgage loans on real estate                              (4,115)       (7,091)      (20,446)
             Real estate and other                                       4,108        (2,232)        9,793
                                                                     ------------  ------------  ------------
                                                                      $   (326)       (1,724)      (16,527)
                                                                     ============  ============  ============

         Fixed maturity securities with an amortized cost of $6,161 and $5,592 as of December 31, 1996 and 1995, respectively, were on deposit with various regulatory agencies as required by law.

(6)      Future Policy Benefits and Claims
         ---------------------------------

         The liability for future policy benefits for investment contracts represents approximately 87% and 87% of the total liability for future policy benefits as of December 31, 1996 and 1995, respectively. The average interest rate credited on investment product policies was approximately 6.3%, 6.6% and 6.5% for the years ended December 31, 1996, 1995 and 1994, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              Interest rates:  Interest rates vary as follows:
              --------------

                   Year of issue                Interest rates
                   -----------------   ----------------------------------------

                   1996                6.6%, not graded
                   1984-1995           6.0% to 10.5%, not graded
                   1966-1983           6.0% to 8.1%, graded over 20 years to 4.0% to 6.6%
                   1965 and prior      generally lower than post 1965 issues

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $240,451 and $245,255 as of December 31, 1996 and 1995, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 13. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.

(7)      Federal Income Tax
         -------------------

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1996 and 1995 are as follows:

                                                                              1996               1995
                                                                        -----------------   ---------------
             Deferred tax assets:
                Future policy benefits                                        $175,571            149,192
                Liabilities in Separate Accounts                               188,426            129,120
                Mortgage loans on real estate and real estate                   23,366             25,165
                Other policyholder funds                                         7,407              7,424
                Other assets and other liabilities                              53,757             41,847
                                                                        -----------------   ---------------
                  Total gross deferred tax assets                              448,527            352,748
                  Less valuation allowances                                     (7,000)            (7,000)
                                                                        -----------------   ---------------
                  Net deferred tax assets                                      441,527            345,748
                                                                        =================   ===============

             Deferred tax liabilities:
                Deferred policy acquisition costs                              399,345            299,579
                Fixed maturity securities                                      133,210            227,345
                Deferred tax on realized investment gains                       37,597             40,634
                Equity securities and other long-term investments                8,210              3,780
                Other                                                           25,377             21,037
                                                                        -----------------   ---------------
                  Total gross deferred tax liabilities                         603,739            592,375
                                                                        -----------------   ---------------
                                                                              $162,212            246,627
                                                                        =================   ===============

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1996, 1995 and 1994.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Total federal income tax expense for the years ended December 31, 1996, 1995 and 1994 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                                1996                    1995                    1994
                                                   ----------------------   ----------------------   ----------------------
                                                      Amount        %          Amount        %          Amount        %
                                                   ----------------------   ----------------------   ----------------------

             Computed (expected) tax expense          $110,424     35.0        $100,650     35.0         $84,650     35.0
             Tax exempt interest and dividends
                received deduction                        (212)    (0.1)            (18)    (0.0)           (130)    (0.1)
             Other, net                                    677      0.3            (824)    (0.3)         (5,931)    (2.5)
                                                   ------------  --------   ------------- --------   ------------- --------
               Total (effective rate of each year)    $110,889     35.2       $  99,808     34.7         $78,589     32.5
                                                   ============  ========   ============= ========   ============= ========

         Total federal income tax paid was $115,839, $51,840 and $83,239 during the years ended December 31, 1996, 1995 and 1994, respectively.


 (8)     Disclosures about Fair Value of Financial Instruments
         -----------------------------------------------------

         SFAS NO. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 defines the fair value of a financial instrument as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

         These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              FIXED MATURITY AND EQUITY SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

              INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER
              FUNDS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

           Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on life insurance contracts were as follows as of December 31, 1996 and 1995:

                                                                           1996                            1995
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
                                                                 amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------
               Assets
               ------
               Investments:
                  Securities available-for-sale:
                     Fixed maturity securities                 $12,304,639     12,304,639        12,485,564      12,485,564
                     Equity securities                              59,131         59,131            29,953          29,953
                  Mortgage loans on real estate, net             5,272,119      5,397,865         4,602,764       4,961,655
                  Policy loans                                     371,816        371,816           336,356         336,356
                  Short-term investments                             4,789          4,789            32,792          32,792
               Cash                                                 43,784         43,784             9,455           9,455
               Assets held in Separate Accounts                 26,926,702     26,926,702        18,591,108      18,591,108

               Liabilities
               -----------
               Investment contracts                             13,914,441     13,484,526        13,229,360      12,876,798
               Policy reserves on life insurance contracts       2,971,337      2,775,991         2,836,323       2,733,486
               Policyholders' dividend accumulations               361,401        361,401           348,027         348,027
               Other policyholder funds                             60,073         60,073            65,297          65,297
               Liabilities related to Separate Accounts         26,926,702     26,164,213        18,591,108      18,052,362

(9)      Additional Financial Instruments Disclosures
         --------------------------------------------

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $327,456 extending into 1997 were outstanding as of December 31, 1996.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 21% (20% in 1995) in any geographic area and no more than 2% (2% in 1995) with any one borrower as of December 31, 1996.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1996 and 1995. See note 6.

         The summary below depicts loans by remaining principal balance as of December 31, 1996 and 1995:

                                                                                             Apartment
                                                Office       Warehouse         Retail         & other           Total
                                              ------------  -------------   -------------   -------------   --------------
               1996:
                 East North Central             $139,518        119,069         549,064         215,038        1,022,689
                 East South Central               33,267         22,252         172,968          90,623          319,110
                 Mountain                         17,972         43,027         113,292          73,390          247,681
                 Middle Atlantic                 129,077         54,046         160,833          18,498          362,454
                 New England                      33,348         43,581         161,960               -          238,889
                 Pacific                         202,562        325,046         424,295         110,108        1,062,011
                 South Atlantic                  103,889        134,492         482,934         385,185        1,106,500
                 West North Central              126,467          2,441          75,180          40,529          244,617
                 West South Central              104,877        120,314         197,090         304,256          726,537
                                              -------------   -------------   -------------   --------------  ------------
                                                $890,977        864,268       2,337,616       1,237,627        5,330,488
                                              ============  =============   =============   =============
                    Less valuation allowances and unamortized discount                                            58,369
                                                                                                            --------------
                         Total mortgage loans on real estate, net                                             $5,272,119
                                                                                                            ==============


               1995:
                 East North Central             $138,965        101,925         514,995         175,213          931,098
                 East South Central               21,329         13,053         180,858          82,383          297,623
                 Mountain                              -         17,219         138,220          45,274          200,713
                 Middle Atlantic                 116,187         64,813         158,252          10,793          350,045
                 New England                       9,559         39,525         148,449               1          197,534
                 Pacific                         183,206        233,186         374,915         105,419          896,726
                 South Atlantic                  106,246         73,541         446,800         278,265          904,852
                 West North Central              133,899         14,205          78,065          36,651          262,820
                 West South Central               69,140         92,594         190,299         267,268          619,301
                                              ------------  ------------    -------------   -------------   --------------
                                                $778,531        650,061       2,230,853       1,001,267        4,660,712
                                              ============  =============   =============   =============
                    Less valuation allowances and unamortized discount                                            57,948
                                                                                                            --------------
                         Total mortgage loans on real estate, net                                             $4,602,764
                                                                                                            ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(10)     Pension Plan
         ------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan. Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1996, 1995 and 1994 were $7,381, $10,478 and
         $10,063, respectively.

         The Company's net accrued pension expense as of December 31, 1996 and 1995 was $1,075 and $1,392, respectively.

         The net periodic pension cost for the Nationwide Insurance Enterprise Retirement Plan as a whole for the year ended December 31, 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the years ended December 31, 1995 and 1994 follows:

                                                                        1996             1995              1994
                                                                   ---------------  ---------------   ---------------

              Service cost (benefits earned during the period)       $   75,466           64,524            64,740
              Interest cost on projected benefit obligation             105,511           95,283            73,951
              Actual return on plan assets                             (210,583)        (249,294)          (21,495)
              Net amortization and deferral                             101,795          143,353           (62,150)
                                                                   ---------------  ---------------   ---------------
                                                                     $   72,189           53,866            55,046
                                                                   ===============  ===============   ===============


         Basis for measurements, net periodic pension cost:

                                                                        1996             1995              1994
                                                                   ---------------  ---------------   ---------------

              Weighted average discount rate                           6.00%            7.50%             5.75%
              Rate of increase in future compensation levels           4.25%            6.25%             4.50%
              Expected long-term rate of return on plan assets         6.75%            8.75%             7.00%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Information regarding the funded status of the Nationwide Insurance Enterprise Retirement Plan as a whole as of December 31, 1996 and 1995 follows:

                                                                                1996              1995
                                                                           ---------------   ---------------
              Accumulated benefit obligation:
                 Vested                                                      $1,338,554         1,236,730
                 Nonvested                                                       11,149            26,503
                                                                           ---------------   ---------------
                                                                             $1,349,703         1,263,233
                                                                           ===============   ===============

              Net accrued pension expense:
                 Projected benefit obligation for services rendered to
                    date                                                     $1,847,828         1,780,616
                 Plan assets at fair value                                    1,947,933         1,738,004
                                                                           ---------------   ---------------
                    Plan assets in excess of (less than) projected benefit
                       obligation                                               100,105           (42,612)
                 Unrecognized prior service cost                                 37,870            42,845
                 Unrecognized net gains                                        (201,952)          (63,130)
                 Unrecognized net asset at transition                            37,158            41,305
                                                                           ---------------   ---------------
                                                                            $   (26,819)          (21,592)
                                                                           ===============   ===============

         Basis for measurements, funded status of plan:

                                                                                1996              1995
                                                                           ---------------   ---------------

              Weighted average discount rate                                   6.50%             6.00%
              Rate of increase in future compensation levels                   4.75%             4.25%

         Assets of the Nationwide Insurance Enterprise Retirement Plan are invested in group annuity contracts of NLIC and ELICW.

(11)     Postretirement Benefits Other Than Pensions
         -------------------------------------------

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation; however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1996 and 1995 was $34,884 and $33,537, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1996, 1995 and 1994 was $3,286, $3,132 and $4,284, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The amount of NPPBC for the plan as a whole for the years ended December 31, 1996, 1995 and 1994 was as follows:

                                                                                        1996          1995          1994
                                                                                     -----------   -----------   -----------

             Service cost (benefits attributed to employee service during the year)   $  6,541         6,235         8,586
             Interest cost on accumulated postretirement benefit obligation             13,679        14,151        14,011
             Actual return on plan assets                                               (4,348)       (2,657)       (1,622)
             Amortization of unrecognized transition obligation of affiliates              173         2,966           568
             Net amortization and deferral                                               1,830        (1,619)        1,622
                                                                                     -----------   -----------   -----------
                                                                                       $17,875        19,076        23,165
                                                                                     ===========   ===========   ===========

         Information regarding the funded status of the plan as a whole as of December 31, 1996 and 1995 follows:

                                                                                             1996              1995
                                                                                        ---------------   ---------------
             Accrued postretirement benefit expense:
                Retirees                                                                  $   92,954            88,680
                Fully eligible, active plan participants                                      23,749            28,793
                Other active plan participants                                                83,986            90,375
                                                                                        ---------------   ---------------
                   Accumulated postretirement benefit obligation (APBO)                      200,689           207,848
                Plan assets at fair value                                                     63,044            54,325
                                                                                        ---------------   ---------------
                   Plan assets less than accumulated postretirement benefit obligation      (137,645)         (153,523)
                Unrecognized transition obligation of affiliates                               1,654             1,827
                Unrecognized net gains                                                       (23,225)           (1,038)
                                                                                        ---------------   ---------------
                                                                                           $(159,216)         (152,734)
                                                                                        ===============   ===============

         Actuarial assumptions used for the measurement of the APBO as of December 31, 1996 and 1995 and the NPPBC for 1996, 1995 and 1994 were as follows:

                                                      1996          1996         1995         1995         1994
                                                      APBO         NPPBC         APBO        NPPBC         NPPBC
                                                   ------------  -----------  -----------  -----------  ------------

             Discount rate                            7.25%         6.65%        6.75%        8.00%        7.00%
             Long-term rate of return on plan
                 assets, net of tax                     -           4.80%         -           8.00%         N/A
             Assumed health care cost trend rate:
                 Initial rate                        11.00%        11.00%       11.00%       10.00%       12.00%
                 Ultimate rate                        6.00%         6.00%        6.00%        6.00%        6.00%
                 Uniform declining period           12 Years      12 Years     12 Years     12 Years     12 Years


         The health care cost trend rate assumption has an effect on the amounts reported. For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1996 by $701 and the NPPBC for the year ended December 31, 1996 by $83.

(12) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions
         ---------------------------------------------------------------------

         Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and each of its insurance company subsidiaries exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The statutory capital shares and surplus of NLIC as of December 31, 1996, 1995 and 1994 was $1,000,647, $1,363,031 and $1,262,861,
         respectively. The statutory net income of NLIC for the years ended December 31, 1996, 1995 and 1994 was $73,218, $86,529 and $76,532,
         respectively.

         NLIC is limited in the amount of shareholder dividends it may pay without prior approval by the Department of Insurance of the State of Ohio (the Department). NLIC's dividend of the outstanding shares of common stock of certain companies which was declared on September 24, 1996 and the anticipated $850,000 dividend (as discussed in note 1) are deemed extraordinary under Ohio insurance laws. As a result of such dividends, any dividend paid by NLIC during the 12-month period immediately following the $850,000 dividend would also be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and stockholder dividends in the future.

(13)     Transactions With Affiliates
         ----------------------------

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1996, 1995 and 1994, the Company made lease payments to NMIC and its subsidiaries of $9,065, $8,986 and $8,133, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $101,584, $107,112, and $100,601 in 1996,
         1995 and 1994, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the intercompany agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $15,111 and $1,186 as of December 31, 1996 and 1995, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1996 and 1995 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Intercompany reinsurance contracts exist between NLIC and, respectively NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to NLIC's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by NMIC or ELICW, as the case may be. Risk of asset default is retained by NLIC, although a fee is paid by NMIC or ELICW, as the case may be, to NLIC for the NLIC's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. NLIC believes that the terms of the modified coinsurance agreements are consistent in all material respects with what NLIC could have obtained with unaffiliated parties.

         Amounts ceded to ELICW in 1996 are included in ELICW's results of operations for 1996 which, combined with the results of WCLIC and NCC, are summarized in note 2. Amounts ceded to ELICW in 1996 include premiums of $224,224, net investment income and other revenue of $14,833, and benefits, claims and other expenses of $246,641. Amounts ceded to NMIC in 1996 include premiums of $97,331, net investment income of $10,890, and benefits, claims and other expenses of $100,476.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $4,789 and $9,654 as of December 31, 1996 and 1995, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On April, 5 1996, Nationwide Corp. contributed all of the outstanding shares, with shareholder equity value of $30, of NISC to NLIC. NLIC contributed an additional $500 to NISC on August 30, 1996.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46,918. As discussed in note 2, WCLIC is accounted for as discontinued operations.

         Effective December 31, 1994, NLIC purchased all of the outstanding shares of common stock of ELICW from Wausau Service Corporation (WSC) for $155,000. NLIC transferred fixed maturity securities and cash with a fair value of $155,000 to WSC on December 28, 1994, which resulted in a realized loss of $19,239 on the disposition of the securities. The purchase price approximated both the historical cost basis and fair value of net assets of ELICW. ELICW has and will continue to share home office, other facilities, equipment and common management and administrative services with WSC. As discussed in note 2, ELICW is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies which are also subsidiaries of Nationwide Corp. Total commissions and fees paid to these affiliates for the years ended December 31, 1996, 1995 and 1994 were $76,922, $57,280 and $50,168, respectively.

(14)     Bank Lines of Credit
         --------------------

         In August 1996, NLIC, along with NMIC, established a $600,000 revolving credit facility which provides for a $600,000 loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(15)     Contingencies
         -------------

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(16)     Segment Information
         -------------------

         The Company has three primary segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses, investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         During 1996, the Company changed its reporting segments to better reflect the way the businesses are managed. Prior periods have been restated to reflect these changes.

         The following table summarizes the revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1996, 1995 and 1994 and assets as of December 31, 1996, 1995 and 1994, by business segment.

                                                                              1996              1995              1994
                                                                        -----------------  ---------------   ---------------
              Revenues:
                   Variable Annuities                                      $    284,638          189,071           132,687
                   Fixed Annuities                                            1,092,566        1,051,970           939,868
                   Life Insurance                                               435,657          409,135           383,150
                   Corporate and Other                                          179,977          148,475           143,794
                                                                        -----------------  ---------------   ---------------
                                                                           $  1,992,838        1,798,651         1,599,499
                                                                        =================  ===============   ===============

              Income from continuing operations before federal income tax expense:
                   Variable Annuities                                            90,244           50,837            24,574
                   Fixed Annuities                                              135,405          137,000           138,950
                   Life Insurance                                                67,242           67,590            53,046
                   Corporate and Other                                           22,606           32,145            25,288
                                                                        -----------------  ---------------   ---------------
                                                                          $     315,497          287,572           241,858
                                                                        =================  ===============   ===============

              Assets:

                   Variable Annuities                                        25,069,725       17,333,039        11,146,465
                   Fixed Annuities                                           13,994,715       13,250,359        11,668,973
                   Life Insurance                                             3,353,286        3,027,420         2,752,283
                   Corporate and Other                                        5,348,520        4,896,815         3,678,303
                                                                        -----------------  ---------------   ---------------
                                                                            $47,766,246       38,507,633        29,246,024
                                                                        =================  ===============   ===============


                                                                                                                 SCHEDULE I

                                        NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                               Consolidated Summary of Investments -
                                             Other Than Investments in Related Parties

                                                      As of December 31, 1996
                                                         ($000's omitted)

--------------------------------------------------------------- ---------------    --------------   -----------------
                           Column A                                 Column B         Column C          Column D
--------------------------------------------------------------- ---------------    --------------   -----------------
                                                                                                    Amount at which
                                                                                                     shown in the
                                                                                                     consolidated
                      Type of Investment                              Cost         Market value      balance sheet
--------------------------------------------------------------- ---------------    --------------   -----------------
Fixed maturity securities available-for-sale:
   Bonds:
      U.S. Government and government agencies and authorities     $  3,757,887        3,834,762           3,834,762
      States, municipalities and political subdivisions                  6,242            6,690               6,690
      Foreign governments                                              100,656          101,940             101,940
      Public utilities                                               1,798,736        1,843,938           1,843,938
      All other corporate                                            6,307,357        6,517,309           6,517,309
                                                                ---------------    --------------   -----------------
          Total fixed maturity securities available-for-sale        11,970,878       12,304,639          12,304,639
                                                                ---------------    --------------   -----------------

Equity securities available-for-sale:
   Common stocks:
      Industrial, miscellaneous and all other                           43,501           50,405              50,405
   Non-redeemable preferred stock                                          389            8,726               8,726
                                                                ---------------    --------------   -----------------
          Total equity securities available-for-sale                    43,890           59,131              59,131
                                                                ---------------    --------------   -----------------

Mortgage loans on real estate, net                                   5,327,317                            5,272,119 (1)
Real estate, net:
   Investment properties                                               253,383                              217,611 (1)
   Acquired in satisfaction of debt                                     57,933                               48,148 (1)
Policy loans                                                           371,816                              371,816
Other long-term investments                                             27,370                               28,668 (2)
Short-term investments                                                   4,789                                4,789
                                                                ---------------                      ----------------
          Total investments                                        $18,057,376                           18,306,921
                                                                ===============                      ================

----------
(1) Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See note 5 to the consolidated financial statements.

(2) Difference from Column B is primarily due to operating gains of investments in limited partnerships.







See accompanying independent auditors' report.


                                                                                                               SCHEDULE III

                                    NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                            Supplemental Insurance Information

                                          As of December 31, 1996, 1995 and 1994
                                           and for each of the years then ended

                                                     ($000's omitted)

----------------------------------- --------------  ------------------  -----------------   ------------------ ---------------
             Column A                  Column B          Column C            Column D           Column E          Column F
----------------------------------- --------------  ------------------  -----------------   -----------------  ---------------
                                       Deferred       Future policy                            Other policy
                                        policy      benefits, losses,                           claims and
                                     acquisition        claims and      Unearned premiums    benefits payable    Premium
             Segment                    costs         loss expenses            (1)                 (2)           revenue
----------------------------------- --------------  ------------------  -----------------    ----------------  --------------

1996: Variable Annuities               $   791,611                   -                                      -               -
      Fixed Annuities                      242,421          14,952,877                                    687          24,030
      Life Insurance                       414,417           1,995,802                                395,739         174,612
      Corporate and Other                  (81,940)            230,381                                 25,048               -
                                    --------------  ------------------                       ----------------  --------------
             Total                      $1,366,509          17,179,060                                421,474         198,642
                                    ==============  ==================                       ================  ==============

1995: Variable Annuities                   571,283                   -                                      -               -
      Fixed Annuities                      221,111          14,221,622                                    455          32,774
      Life Insurance                       366,876           1,898,641                                383,983         166,332
      Corporate and Other                 (138,914)            238,351                                 28,886               -
                                    --------------  ------------------                       ----------------  --------------
             Total                      $1,020,356          16,358,614                                413,324         199,106
                                    ==============  ==================                       ================  ==============

1994: Variable Annuities                   395,397                   -                                      -               -
      Fixed Annuities                      198,639          12,633,253                                    240          20,134
      Life Insurance                       327,079           1,806,762                                371,984         156,524
      Corporate and Other                   74,445             233,569                                 26,927               -
                                    --------------  ------------------                       ----------------  --------------
             Total                     $   995,560          14,673,584                                399,151         176,658
                                    ==============  ==================                       ================  ==============

----------------------------------- -------------- -------------------  -----------------    ----------------  --------------
             Column A                  Column G          Column H            Column I           Column J          Column K
----------------------------------- -------------- -------------------  -----------------    ----------------  --------------
                                         Net                               Amortization           Other
                                      investment    Benefits, claims,      of deferred          operating
                                        income          losses and            policy            expenses          Premiums
             Segment                     (3)       settlement expenses  acquisition costs          (3)            written
----------------------------------- -------------- -------------------  -----------------   -----------------  --------------

1996: Variable Annuities               $   (21,449)              4,624             57,412             132,357
      Fixed Annuities                    1,050,557             838,533             38,635              79,737
      Life Insurance                       174,002             211,386             37,347              78,965
      Corporate and Other                  154,649             106,037                  -              51,335
                                    -------------- -------------------  -----------------   -----------------
             Total                      $1,357,759           1,160,580            133,394             342,394
                                    ============== ===================  =================   =================

1995: Variable Annuities                   (17,640)              2,881             26,264             109,089
      Fixed Annuities                    1,002,718             804,980             29,499              80,260
      Life Insurance                       171,255             201,986             31,021              68,832
      Corporate and Other                  137,700             105,646             (4,089)             14,773
                                    -------------- -------------------  -----------------   -----------------
             Total                      $1,294,033           1,115,493             82,695             272,954
                                    ============== ===================  =================   =================

1994: Variable Annuities                   (13,415)              2,277             22,135              83,701
      Fixed Annuities                      903,572             702,082             29,849              69,975
      Life Insurance                       166,329             191,006             29,495              69,861
      Corporate and Other                  154,325              97,302              4,089              17,115
                                    -------------- -------------------  -----------------   -----------------
             Total                      $1,210,811             992,667             85,568             240,652
                                    ============== ===================  =================   =================

----------
(1)  Unearned premiums are included in Column C amounts.

(2) Column E agrees to the sum of the Balance Sheet captions, Policyholders' dividend accumulations and Other policyholder funds.

(3) Allocations of net investment income and certain general expenses are based on a number of assumptions and estimates, and reported operating results would change by segment if different methods were applied.



See accompanying independent auditors' report.

                                                                    SCHEDULE IV

                              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                  Reinsurance

                                    As of December 31, 1996, 1995 and 1994
                                     and for each of the years then ended

                                                ($000's omitted)

-------------------------------   ----------------- -----------------  ----------------   ----------------  ---------------
           Column A                  Column B           Column C           Column D          Column E          Column F
-------------------------------   ----------------- -----------------  ----------------   ----------------  ---------------
                                                                                                              Percentage
                                                        Ceded to         Assumed from                         of amount
                                   Gross amount      other companies   other companies      Net amount      assumed to net
                                  ----------------- -----------------  ----------------   ----------------  ---------------
1996:
Life insurance in force              $47,071,264          6,633,567            288,593        40,726,290           0.7%
                                  ================= =================  ================   ================  ===============

Premiums:
   Life insurance                        225,615             29,282              2,309           198,642           1.2%
   Accident and health insurance         291,871            305,789             13,918                 -         N/A
                                  ----------------- -----------------  ----------------   ----------------  ---------------
          Total                      $   517,486            335,071             16,227           198,642           8.2%
                                  ================= =================  ================   ================  ===============


1995:
Life Insurance in force              $41,087,025          8,935,743            391,174        32,542,456           1.2%
                                  ================= =================  ================   ================  ===============

Premiums:
   Life insurance                        221,257             24,360              2,209           199,106           1.1%
   Accident and health insurance         298,058            313,036             14,978                 -         N/A
                                  ----------------- -----------------  ----------------   ----------------  ---------------
          Total                      $   519,315            337,396             17,187           199,106           8.6%
                                  ================= =================  ================   ================  ===============


1994:
Life Insurance in force              $35,926,633          7,550,623            829,742        29,205,752           2.8%
                                  ================= =================  ================   ================  ===============

Premiums:
   Life insurance                        198,705             24,912              2,865           176,658           1.6%
   Accident and health insurance         303,435            321,696             18,261                 -         N/A
                                  ----------------- -----------------  ----------------   ----------------  ---------------
          Total                      $   502,140            346,608             21,126           176,658          12.0%
                                  ================= =================  ================   ================  ===============

----------
Note: The life insurance caption represents principally premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on invesment products and universal life insurance products.


See accompanying independent auditors' report.


                                                                                                                 SCHEDULE V

                                        NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                 Valuation and Qualifying Accounts

                                           Years ended December 31, 1996, 1995 and 1994
                                                         ($000's omitted)

-------------------------------------------------  ------------   -----------------------------   ------------ -------------
                    Column A                         Column B               Column C               Column D      Column E
-------------------------------------------------  ------------   -----------------------------   ------------ -------------
                                                    Balance at     Charged to                                   Balance at
                                                   beginning of     costs and      Charged to     Deductions      end of
                  Description                         period        expenses     other accounts      (1)          period
-------------------------------------------------  ------------   ------------   --------------   ------------ -------------
1996:
Valuation  allowances - mortgage loans on real
   estate                                              $49,128          4,497               -          2,587        51,038
Valuation allowances - real estate                      25,819        (10,600)              -              -        15,219
                                                   ------------   ------------   --------------   ------------ -------------
     Total                                             $74,947         (6,103)              -          2,587        66,257
                                                   ============   ============   ==============   ============ =============


1995:
Valuation allowances - fixed maturity securities             -          8,908               -          8,908             -
Valuation  allowances  - mortgage  loans on real
   estate                                               46,381          7,433               -          4,686        49,128
Valuation allowances - real estate                      27,330         (1,511)              -              -        25,819
                                                   ------------   ------------   --------------   ------------ -------------
     Total                                             $73,711         14,830               -         13,594        74,947
                                                   ============   ============   ==============   ============ =============


1994:
Valuation allowances - fixed maturity securities         4,800         (4,800)              -              -             -
Valuation  allowances  - mortgage  loans on real
   estate                                               42,150         20,445               -         16,214        46,381
Valuation allowances - real estate                      31,357         (4,027)              -              -        27,330
                                                   ------------   ------------   --------------   ------------ -------------
     Total                                             $78,307         11,618               -         16,214        73,711
                                                   ============   ============   ==============   ============ =============

----------
(1)  Amounts represent direct write-downs charged against the valuation allowance.



See accompanying independent auditors' report.

PART C. OTHER INFORMATION

Item 28.  Financial Statements and Exhibits

          (a)Financial Statements:


              (1)Financial statements and schedule included                 Page
                  in Prospectus (Part A):
                  Condensed Financial Information.                             6

              (2)Financial statements and schedule included
                  in Part B:
                  Those financial statements and schedule
                  required by Item 27 to be included in Part B
                  have been incorporated therein by reference
                  to the Prospectus (Part A).                                 26

          Nationwide Life Insurance Company Separate Account No. 1:
                  Independent Auditors' Report.                               26

                  Statement of Assets, Liabilities and Contract
                  Owners' Equity as of December 31, 1996.                     27

                  Statements of Operations and Changes in
                  Contract Owners' Equity for the years ended
                  December 31, 1996 and 1995.                                 28

                  Notes to Financial Statements.                              29

                  Schedule of Portfolio Investments.                          32

          Nationwide Life Insurance Company:
                  Independent Auditors' Report.                               36

                  Consolidated Balance Sheets as of December
                  31, 1996 and 1995.                                          37

                  Consolidated Statements of Income for the
                  years ended December 31, 1996, 1995 and
                  1994.                                                       38

                  Consolidated Statements of Shareholders
                  Equity for the years ended December 31,
                  1996, 1995 and 1994.                                        39

                  Consolidated Statements of Cash Flows for
                  the years ended December 31, 1996, 1995
                  and 1994.                                                   40

                  Notes to Consolidated Financial Statements.                 41

                  Schedule I - Consolidated Summary of Investments -
                  Other Than Investments in Related Parties                   75

                  Schedule III - Supplementary Insurance Information          76

                  Schedule IV - Reinsurance                                   77

                  Schedule V - Valuation and Qualifying Accounts              78



                                    60 of 79

Item 29.  Directors and Officers of the Depositor

              Name and Principal                  Positions and Offices
               Business Address                      With Depositor

             Lewis J. Alphin                             Director
             519 Bethel Church Road
             Mount Olive, NC  28365

             Keith W. Eckel
             1647 Falls Road
             Clarks Summit, PA 18411                     Director

             Willard J. Engel                            Director
             1100 East Main Street
             Marshall, MN 56258

             Fred C. Finney                              Director
             1558 West Moreland Road
             Wooster, OH 44691

             Charles L. Fuellgraf, Jr.                   Director
             600 South Washington Street
             Butler, PA  16001

             Joseph J. Gasper              President and Chief Operating Officer
             One Nationwide Plaza                      and Director
             Columbus, OH  43215


             Henry S. Holloway                     Chairman of the Board
             1247 Stafford Road                        and Director
             Darlington, MD  21034

             Dimon Richard McFerson        Chairman and Chief Executive Officer-
             One Nationwide Plaza             Nationwide Insurance Enterprise
             Columbus, OH  43215                       and Director


             David O. Miller                             Director
             115 Sprague Drive
             Hebron, OH  43025


             C. Ray Noecker                              Director
             2770 Winchester Southern S.
             Ashville, OH 43103


             James F. Patterson                          Director
             8765 Mulberry Road
             Chesterland, OH  44026


                                    61 of 79

              Name and Principal                Positions and Offices
               Business Address                    With Depositor

             Arden L. Shisler                          Director
             1356 North Wenger Road
             Dalton, OH  44618

             Robert L. Stewart                         Director
             88740 Fairview Road
             Jewett, OH  43986

             Nancy C. Thomas                           Director
             10835 Georgetown Street NE
             Louisville, OH  44641

             Harold W. Weihl                           Director
             14282 King Road
             Bowling Green, OH  43402

             Gordon E. McCutchan               Executive Vice President,
             One Nationwide Plaza             Law and Corporate Services
             Columbus, OH  43215                     and Secretary

             Robert A. Oakley                  Executive Vice President-
             One Nationwide Plaza               Chief Financial Officer
             Columbus, OH  43215


             Robert J. Woodward, Jr.          Executive Vice President -
             One Nationwide Plaza              Chief Investment Officer
             Columbus, OH  43215


             James E. Brock                     Senior Vice President -
             One Nationwide Plaza               Life Company Operations
             Columbus, OH  43215

             W. Sidney Druen               Senior Vice President and General
             One Nationwide Plaza           Counsel and Assistant Secretary
             Columbus, OH  43215

             Harvey S. Galloway, Jr.     Senior Vice President-Chief Actuary-
             One Nationwide Plaza             Life, Health and Annuities
             Columbus, OH  43215

             Richard A. Karas               Senior Vice President - Sales -
             One Nationwide Plaza                 Financial Services
             Columbus, OH  43215


             Michael D. Bleiweiss                   Vice President-
             One Nationwide Plaza            Individual Annuity Operations
             Columbus, OH  43215



                                    62 of 79

              Name and Principal                 Positions and Offices
               Business Address                     With Depositor

             Matthew S. Easley                      Vice President -
             One Nationwide Plaza      Life Marketing and Administrative Service
             Columbus, OH  43215


             Ronald L. Eppley                        Vice President-
             One Nationwide Plaza                 Applications Services
             Columbus, OH  43215


             Timothy E. Murphy                       Vice President-
             One Nationwide Plaza                  Strategic Marketing
             Columbus, Ohio  43215


             R. Dennis Noice                         Vice President-
             One Nationwide Plaza                   Retail Operations
             Columbus, OH  43215

             Joseph P. Rath                    Vice President - Compliance
             One Nationwide Plaza
             Columbus, OH  43215



Item 30. Persons Controlled by or Under Common Control with the Depositor or Registrant.
            *     Subsidiaries for which separate financial statements are filed
            ** Subsidiaries included in the respective consolidated financial statements
            *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
            ****  other subsidiaries


                                    63 of 79

                                                                   NO. VOTING
                                                                   SECURITIES
                                                                  (see Attached
                                                  STATE           Chart) unless
                                                    OF              otherwise
                   COMPANY                     ORGANIZATION         indicated               PRINCIPAL BUSINESS

    Affiliate Agency of Ohio, Inc.                 Ohio                           Life Insurance Agency
    Affiliate Agency, Inc.                       Delaware                         Life Insurance Agency
    Allnations, Inc.                               Ohio                           Promotes cooperative insurance
                                                                                  corporations worldwide
    American Marine Underwriters, Inc.           Florida                          Underwriting Manager
    Auto Direkt Insurance Company                Germany                          Insurance Company
    California Cash Management Company          California                        Investment Securities Agent
    Colonial County Mutual insurance              Texas                           Insurance Company
    Company
    Colonial Insurance Company of               California                        Insurance Company
    California
    Columbus Insurance Brokerage and             Germany                          Insurance Broker
    Service GMBH
    Companies Agency Insurance Services         California                        Insurance  Broker
    of California
    Companies Agency of Alabama, Inc.            Alabama                          Insurance Broker
    Companies Agency of Idaho, Inc.               Idaho                           Insurance Broker
    Companies Agency of Illinois, Inc.           Illinois                         Acts as Collection Agent for Policies
                                                                                  placed through Brokers
    Companies Agency of Kentucky, Inc.           Kentucky                         Insurance Broker
    Companies Agency of Massachusetts,        Massachusetts                       Insurance Broker
    Inc.
    Companies Agency of New York, Inc.           New York                         Insurance Broker
    Companies Agency of Pennsylvania, Inc.     Pennsylvania                       Insurance Broker
    Companies Agency of Phoenix, Inc.            Arizona                          Insurance Broker
    Companies Agency of Texas, Inc.               Texas                           Insurance Broker
    Companies Agency, Inc.                      Wisconsin                         Insurance Broker
    Companies Annuity Agency of Texas,            Texas                           Insurance Broker
    Inc.
    Countrywide Services Corporation             Delaware                         Products Liability, Investigative and
                                                                                  Claims Management Services
    Employers Insurance of Wausau A             Wisconsin                         Insurance Company
    Mutual Company
**  Employers Life Insurance Company of         Wisconsin                         Life Insurance Company
    Wausau
    F & B, Inc.                                    Iowa                           Insurance Agency


                                    64 of 79

                                                                   NO. VOTING
                                                                   SECURITIES
                                                                  (see Attached
                                                  STATE           Chart) unless
                                                    OF              otherwise
                   COMPANY                     ORGANIZATION         indicated               PRINCIPAL BUSINESS


    Farmland Mutual Insurance Company              Iowa                           Insurance Company
    Financial Horizons Distributors              Alabama                          Life Insurance Agency
    Agency of Alabama, Inc.
    Financial Horizons Distributors                Ohio                           Life Insurance Agency
    Agency of Ohio, Inc.
    Financial Horizons Distributors              Oklahoma                         Life Insurance Agency
    Agency of Oklahoma, Inc.
    Financial Horizons Distributors               Texas                           Life Insurance Agency
    Agency of Texas, Inc.
 *  Financial Horizons Investment Trust       Massachusetts                       Investment Company
    Financial Horizons Securities                Oklahoma                         Broker Dealer
    Corporation
    Gates, McDonald & Company                      Ohio                           Cost Control Business
    Gates, McDonald & Company of Nevada           Nevada                          Self-Insurance Administration Claims
                                                                                  Examinations and Data Processing Services
    Gates, McDonald & Company of New             New York                         Workers Compensation Claims Administration
    York, Inc.
    Gates, McDonald Health Plus, Inc.              Ohio                           Managed Care Organization
    Greater La Crosse Health Plans, Inc.        Wisconsin                         Writes Commercial Health and Medicare
                                                                                  Supplement Insurance
    Insurance Intermediaries, Inc.                 Ohio                           Insurance Broker and Insurance Agency
    Key Health Plan, Inc.                       California                        Pre-paid health plans
    Landmark Financial Services of New           New York                         Life Insurance Agency
    York, Inc.
    Leben Direkt Insurance Company               Germany                          Life Insurance Company
    Lone Star General Agency, Inc.                Texas                           Insurance Agency
**  MRM Investments, Inc.                          Ohio                           Owns and operates a Recreational Ski Facility
**  National Casualty Company                    Michigan                         Insurance Company
    National Casualty Company of America,     Great Britain                       Insurance Company
    Ltd.
**  National Premium and Benefit                 Delaware                         Insurance Administrative Services
    Administration Company
**  Nationwide Advisory Services, Inc.             Ohio                           Registered Broker-Dealer, Investment Manager
                                                                                  and Administrator
    Nationwide Agency, Inc.                        Ohio                           Insurance Agency
    Nationwide Agribusiness Insurance              Iowa                           Insurance Company
    Company
    Nationwide Cash Management Company             Ohio                           Investment Securities Agent
    Nationwide Communications, Inc.                Ohio                           Radio Broadcasting Business
    Nationwide Community Urban                     Ohio                           Redevelopment of blighted areas within the
    Redevelopment Corporation                                                     City of Columbus, Ohio



                                    65 of 79

                                                                   NO. VOTING
                                                                   SECURITIES
                                                                  (see Attached
                                                  STATE           Chart) unless
                                                    OF              otherwise
                   COMPANY                     ORGANIZATION         indicated               PRINCIPAL BUSINESS


    Nationwide Corporation                         Ohio                           Organized for the purpose of acquiring,
                                                                                  holding, encumbering, transferring, or
                                                                                  otherwise disposing of shares, bonds, and
                                                                                  other evidences of indebtedness,
                                                                                  securities, and contracts of other persons,
                                                                                  associations, corporations, domestic or
                                                                                  foreign and to form or acquire the control
                                                                                  of other corporations
 *  Nationwide Development Company                 Ohio                           Owns, leases and manages commercial real estate
    Nationwide Financial Institution             Delaware                         Insurance Agency
    Distributors Agency, Inc.
    Nationwide Financial Services, Inc.          Delaware                         Holding Company
    Nationwide General Insurance Company           Ohio                           Insurance Company
    Nationwide HMO, Inc.                           Ohio                           Health Maintenance Organization
 *  Nationwide Indemnity Company                   Ohio                           Reinsurance Company
    Nationwide Insurance Enterprise                Ohio                           Membership Non-Profit Corporation
    Foundation
    Nationwide Insurance Golf Charities,           Ohio                           Membership Non-Profit Corporation
    Inc.
 *  Nationwide Investing                      Massachusetts                       Investment Company
    Foundation II
    Nationwide Investing Foundation              Michigan                         Investment Company
    Nationwide Investment Services               Oklahoma                         Registered Broker-Dealer in Deferred
    Corporation                                                                   Compensation Market
    Nationwide Investors Services, Inc.            Ohio                           Stock Transfer Agent
**  Nationwide Life and Annuity Insurance          Ohio                           Life Insurance Company
    Company
**  Nationwide Life Insurance Company              Ohio                           Life Insurance Company
    Nationwide Lloyds                             Texas                           Texas Lloyds Company
    Nationwide Management Systems, Inc.            Ohio                           Develops and operates Managed Care Delivery
                                                                                  System
    Nationwide Mutual Fire Insurance               Ohio                           Insurance Company
    Company
    Nationwide Mutual Insurance Company            Ohio                           Insurance Company
    Nationwide Properties, Ltd.                    Ohio                           Develops, owns and operates real estate and
                                                                                  real estate investments.
    Nationwide Property and Casualty               Ohio                           Insurance Company
    Insurance Company
    Nationwide Realty Investors, Ltd.              Ohio                           Develops, owns and operates real estate and
                                                                                  real estate investments.
 *  Nationwide Separate Account Trust         Massachusetts                       Investment Company
    NEA Valuebuilder Investor Services of        Alabama                          Life Insurance Agency
    Alabama, Inc.
    NEA Valuebuilder Investor Services of        Arizona                          Life Insurance Agency
    Arizona, Inc.



                                    66 of 79

                                                                   NO. VOTING
                                                                   SECURITIES
                                                                  (see Attached
                                                  STATE           Chart) unless
                                                    OF              otherwise
                   COMPANY                     ORGANIZATION         indicated               PRINCIPAL BUSINESS


    NEA Valuebuilder Investor Services of        Montana                          Life Insurance Agency
    Montana, Inc.
    NEA Valuebuilder Investor Services of         Nevada                          Life Insurance Agency
    Nevada, Inc.
    NEA Valuebuilder Investor Services of          Ohio                           Life Insurance Agency
    Ohio, Inc.
    NEA Valuebuilder Investor Services of        Oklahoma                         Life Insurance Agency
    Oklahoma, Inc.
    NEA Valuebuilder Investor Services of         Texas                           Life Insurance Agency
    Texas, Inc.
    NEA Valuebuilder Investor Services of        Wyoming                          Life Insurance Agency
    Wyoming, Inc.
    NEA Valuebuilder Investor Services,          Delaware                         Life Insurance Agency
    Inc.
    NEA Valuebuilder Services Insurance       Massachusetts                       Life Insurance Agency
    Agency, Inc.
    Neckura General Insurance Company            Germany                          Insurance Company
    Neckura Holding Company                      Germany                          Administrative Service for Neckura Insurance
                                                                                  Group
    Neckura Insurance Company                    Germany                          Insurance Company
    Neckura Life Insurance Company               Germany                          Life Insurance Company
    NWE, Inc.                                      Ohio                           Special Investments
    PEBSCO of Massachusetts Insurance         Massachusetts                       Markets and Administers Deferred Compensation
    Agency, Inc.                                                                  Plans for Public Employees
    PEBSCO of Texas, Inc.                         Texas                           Markets and Administers Deferred Compensation
                                                                                  Plans for Public Employees
    Pension Associates of Wausau, Inc.          Wisconsin                         Pension plan administration, record keeping
                                                                                  and consulting and compensation consulting
    Physicians Plus Insurance Corporation       Wisconsin                         Health Maintenance organization
    Prevea Health Insurance Plan, Inc.          Wisconsin                         Health Maintenance organization
    Public Employees Benefit Services            Delaware                         Markets and Administrates Deferred
    Corporation                                                                   Compensation Plans for Public Employees
    Public Employees Benefit Services            Alabama                          Markets and Administers Deferred Compensation
    Corporation of Alabama                                                        Plans for Public Employees
    Public Employees Benefit Services            Arkansas                         Markets and Administers Deferred Compensation
    Corporation of Arkansas                                                       Plans for Public Employees
    Public Employees Benefit Services            Montana                          Markets and Administers Deferred Compensation
    Corporation of Montana                                                        Plans for Public Employees
    Public Employees Benefit Services           New Mexico                        Markets and Administers Deferred Compensation
    Corporation of New Mexico                                                     Plans for Public Employees
    Scottsdale Indemnity Company                   Ohio                           Insurance Company



                                    67 of 79

                                                                   NO. VOTING
                                                                   SECURITIES
                                                                  (see Attached
                                                  STATE           Chart) unless
                                                    OF              otherwise
                   COMPANY                     ORGANIZATION         indicated               PRINCIPAL BUSINESS


    Scottsdale Insurance Company                   Ohio                           Excess and surplus lines insurance company
    Scottsdale Surplus Lines Insurance           Arizona                          Excess and surplus lines insurance company
    Company
    SVM Sales GmbH, Neckura Insurance            Germany                          Sales support for Neckura Insurance Group
    Group
    The Beak and Wire Corporation                  Ohio                           Radio Tower Joint Venture
    Wausau Business Insurance Company           Wisconsin                         Insurance Company
    Wausau General Insurance Company             Illinois                         Insurance Company
    Wausau Insurance Company (U.K.)           United Kingdom                      Insurance and Reinsurance Company
    Limited
    Wausau International Underwriters           California                        Special Risks, Excess and Surplus Lines
                                                                                  Insurance Underwriting Manager
**  Wausau Preferred Health Insurance           Wisconsin                         Insurance and Reinsurance Company
    Company
    Wausau Service Corporation                  Wisconsin                         Holding Company
    Wausau Underwriters Insurance Company       Wisconsin                         Insurance Company
**  West Coast Life Insurance Company           California                        Life Insurance Company



                                    68 of79

                                                                    NO. VOTING SECURITIES
                                                 STATE           (see Attached Chart) unless
                  COMPANY                   OF ORGANIZATION          otherwise indicated              PRINCIPAL BUSINESS


*  MFS Variable Account                           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  NACo Variable Account                          Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide DC Variable Account                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide DCVA-II                             Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide Life Separate Account No. 1         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide Multi-Flex Variable Account         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide VA Separate Account-A               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                               Separate Account
*  Nationwide VA Separate Account-B               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                               Separate Account
   Nationwide VA Separate Account-C               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                               Separate Account
*  Nationwide VA Separate Account-Q               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                               Separate Account
*  Nationwide Variable Account                    Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide Variable Account-II                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide Variable Account-3                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide Variable Account-4                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide Variable Account-5                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide Fidelity Advisor Variable           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
   Account                                                     Account
*  Nationwide Variable Account-6                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide Variable Account-8                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance Policies
   Account-A                                                   Separate Account
   Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance Policies
   Account-B                                                   Separate Account
*  Nationwide VLI Separate Account                Ohio         Nationwide Life Separate        Issuer of Life Insurance Policies
                                                               Account
*  Nationwide VLI Separate Account-2              Ohio         Nationwide Life Separate        Issuer of Life Insurance Policies
                                                               Account
*  Nationwide VLI Separate Account-3              Ohio         Nationwide Life Separate        Issuer of Life Insurance Policies
                                                               Account



                                    69 of 79

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                               (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
                                                  ------------------------------------------
                                                  |      EMPLOYERS INSURANCE OF WAUSAU     |
                                                  |           A MUTUAL COMPANY             |
                                                  |             (EMPLOYERS)                |
                                                  |                                        |========================================
                                                  | Contribution Note         Cost         |
                                                  | -----------------         ----         |
                                                  | Casualty                  $400,000,000 |
                                                  ------------------------------------------
                                                                |
           -----------------------------------------------------------------------
           |                                  |                                  |
---------------------------       ---------------------------       ----------------------------         ---------------------------
|    SAN DIEGO LOTUS      |       |   WAUSAU INSURANCE CO.  |       |      WAUSAU SERVICE      |         |                         |
|     CORPORATION         |       |      (U.K.) LIMITED     |       |     CORPORATION (WSC)    |         |    NATIONWIDE LLOYDS    |
|Common Stock: 748,212    |       |Common Stock: 8,506,800  |       |Common Stock: 1,000 Shares|         |                         |
|------------  Shares     |       |------------  Shares     |       |------------              |         |                         |
|                         |       |                         |       |                          |=========|                         |
|              Cost       |       |              Cost       |       |              Cost        |     ||  |      A TEXAS LLOYDS     |
|              ----       |       |              ----       |       |              ----        |     ||  |                         |
|Employers-               |       |Employers-               |       |Employers-                |     ||  |                         |
|100%          $29,000,000|       |100%          $18,683,300|       |100%          $176,763,000|     ||  |                         |
---------------------------       ---------------------------       ----------------------------     ||  ---------------------------
                                                                                 |                   ||
                              ---------------------------------------------------------------------  ||
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|     WAUSAU BUSINESS     |   |   |    COMPANIES AGENCY     |   |   |   COUNTRYWIDE SERVICES   |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   |    OF KENTUCKY, INC.    |   |   |        CORPORATION       |  |  ||  |                         |
|Common Stock: 10,900,000 |   |   |Common Stock: 1,000      |   |   |Common Stock: 100 Shares  |  |  ||  |        COMPANIES        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------              |  |  ||  |        AGENCY OF        |
|                         |---|---|                         |   |---|                          |  |  ||==|        TEXAS, INC.      |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |  ||  |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |  ||  |                         |
|WSC-100%      $33,800,000|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $145,852    |  |  ||  |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|   WAUSAU UNDERWRITERS   |   |   |    COMPANIES AGENCY     |   |   |      WAUSAU GENERAL      |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   | OF MASSACHUSETTS, INC.  |   |   |     INSURANCE COMPANY    |  |  ||  |                         |
|Common Stock: 8,750      |   |   |Common Stock: 1,000      |   |   |Common Stock: 200,000     |  |  ||  |     COMPANIES ANNUITY   |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |  ||  |         AGENCY OF       |
|                         |---|---|                         |   |---|                          |  |  ====|         TEXAS, INC.     |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |                         |
|WSC-100%      $69,560,006|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $39,000,000 |  |      |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|   GREATER LA CROSSE     |   |   |    COMPANIES AGENCY     |   |   |   WAUSAU INTERNATIONAL   |  |      |     AMERICAN MARINE     |
|   HEALTH PLANS, INC.    |   |   |    OF NEW YORK, INC.    |   |   |       UNDERWRITERS       |  |      |    UNDERWRITERS, INC.   |
|Common Stock: 3,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 20         |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |      |------------  Shares     |
|                         |---|---|                         |   |---|                          |  |------|                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-33.3%     $861,761   |   |   |WSC-100%      $1,000     |   |   |WSC-100%      $10,000     |  |      |WSC-100%      $248,222   |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |    COMPANIES AGENCY     |   |   |     COMPANIES AGENCY     |  |      |     COMPANIES AGENCY    |
|    OF ALABAMA, INC.     |   |   |  OF PENNSYLVANIA, INC.  |   |   |    INSURANCE SERVICES    |  |      |     OF ILLINOIS, INC.   |
|                         |   |   |                         |   |   |       OF CALIFORNIA      |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 250        |
|------------  Shares     |   |   |------------  Shares     |   |---|------------  Shares      |  |------|------------  Shares     |
|                         |---|---|                         |   |   |                          |  |      |                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-100%      $100       |   |   |WSC-100%      $100       |   |   |WSC-100%      $1,000      |  |      |WSC-100%      $2,500     |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |   COMPANIES AGENCY      |   |   |      PHYSICIANS PLUS     |  |      |         COMPANIES       |
|     OF IDAHO, INC.      |   |   |     OF PHOENIX, INC.    |   |   |         INSURANCE        |  |      |        AGENCY, INC.     |
|                         |   |   |                         |   |   |        CORPORATION       |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock:    7,150    |  |      |Common Stock: 100        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------     Shares   |  |      |------------  Shares     |
|                         |-------|                         |   |---|Preferred Stock: 11,540   |  |------|                         |
|                         |       |                         |   |   |---------------  Shares   |  |      |                         |
|                         |       |                         |   |   |                          |  |      |                         |
|              Cost       |       |              Cost       |   |   |                Cost      |  |      |              Cost       |
|              ----       |       |              ----       |   |   |                ----      |  |      |              ----       |
|WSC-100%      $1,000     |       |WSC-100%      $1,000     |   |   |WSC-33 1/3%     $6,215,459|  |      |WSC-100%      $10,000    |
---------------------------       ---------------------------   |   ----------------------------  |      ---------------------------
                                                                |                                 |
                                                                |   ----------------------------  |      ---------------------------
                                                                |   |      PREVEA HEALTH       |  |      |    PENSION ASSOCIATES   |
                                                                |   |  INSURANCE PLAN, INC.    |  |      |      OF WAUSAU, INC.    |
                                                                |   |Common Stock: 3,000 Shares|  |      |Common Stock: 1,000      |
                                                                |   |------------              |  |      |------------  Shares     |
                                                                ----|                          |  -------|                         |
                                                                    |                          |         |                         |
                                                                    |              Cost        |         |Companies        Cost    |
                                                                    |              ----        |         |Agency, Inc.     ----    |
                                                                    |WSC-33 1/3%   $500,000    |         |(Wisconsin)-100% $10,000 |
                                                                    ----------------------------         ---------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                           INSURANCE COMPANY                               |================================================
       |                              (CASUALTY)                                   |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
              |                        ||                              |
              |                        ||                              -------------------------------------------------------------
              |                        ||    ---------------------------------------------------------------------------------------
              |                        ||    |                                                                      |
--------------------------------       ||    |    --------------------------------                  --------------------------------
|      ALLNATIONS, INC.        |       ||    |    |      NATIONWIDE GENERAL      |                  |        NECKURA HOLDING       |
|Common Stock:    3,136 Shares |       ||    |    |      INSURANCE COMPANY       |                  |       COMPANY (NECKURA)      |
|------------                  |       ||    |    |                              |                  |                              |
|                 Cost         |       ||    |    |Common Stock:    20,000       |                  |Common Stock:    10,000       |
|                 ----         |       ||    |    |------------     Shares       |                  |------------     Shares       |
|Casualty-24.5%   $88,320      |       ||    |    |                 Cost         |                  |                 Cost         |
|Fire-24.5%       $88,463      |       ||    |    |                 ----         |                  |                 ----         |
|Preferred Stock: 1,466 Shares |       ||    |----|Casualty-100%    $5,944,422   |         ---------|Casualty-100%    $87,943,140  |
|---------------               |       ||    |    |                              |         |        |                              |
|                 Cost         |       ||    |    |                              |         |        |                              |
|                 ----         |       ||    |    |                              |         |        |                              |
|Casualty-7.7%    $100,000     |       ||    |    |                              |         |        |                              |
|Fire-7.7%        $100,000     |       ||    |    |                              |         |        |                              |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
                                       ||    |                                             |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
|       FARMLAND MUTUAL        |       ||    |    |      NATIONWIDE PROPERTY     |         |        |           NECKURA            |
|      INSURANCE COMPANY       |       ||    |    |         AND CASUALTY         |         |        |       INSURANCE COMPANY      |
|Guaranty Fund                 |       ||    |    |       INSURANCE COMPANY      |         |        |                              |
|------------                  |=========    |----|Common Stock:    60,000       |         |--------|Common Stock:    6,000        |
|Certificate                   |             |    |------------     Shares       |         |        |------------     Shares       |
|-----------      Cost         |             |    |                 Cost         |         |        |                 Cost         |
|                 ----         |             |    |                 ----         |         |        |Neckura-         ----         |
|Casualty         $500,000     |             |    |Casualty-100%    $6,000,000   |         |        |100%             DM 6,000,000 |
--------------------------------             |    --------------------------------         |        --------------------------------
              |                              |                                             |
--------------------------------             |    --------------------------------         |        --------------------------------
|        F & B, INC.           |             |    |      COLONIAL INSURANCE      |         |        |         NECKURA LIFE         |
|                              |             |    |     COMPANY OF CALIFORNIA    |         |        |       INSURANCE COMPANY      |
|Common Stock:    1 Share      |             |    |          (COLONIAL)          |         |        |                              |
|------------                  |             |----|Common Stock:    1,750        |         |--------|Common Stock:   4,000         |
|                 Cost         |             |    |------------     Shares       |         |        |------------    Shares        |
|                 ----         |             |    |                 Cost         |         |        |                Cost          |
|Farmland                      |             |    |                 ----         |         |        |                ----          |
|Mutual-100%      $10          |             |    |Casualty-100%    $11,750,000  |         |        |Neckura-100%    DM 15,825,681 |
--------------------------------             |    --------------------------------         |        --------------------------------
                                             |                                             |
--------------------------------             |    --------------------------------         |        --------------------------------
|  NATIONWIDE AGRIBUSINESS     |             |    |         SCOTTSDALE           |         |        |        NECKURA GENERAL       |
|     INSURANCE COMPANY        |             |    |      INSURANCE COMPANY       |         |        |       INSURANCE COMPANY      |
|Common Stock:    1,000,000    |             |    |                              |         |        |                              |
|------------     Shares       |             |    |Common Stock:    30,136       |         |        |Common Stock:    1,500        |
|                 Cost         |------------------|------------     Shares       |         |--------|------------     Shares       |
|                 ----         |                  |                 Cost         |         |        |                 Cost         |
|Casualty-99.9%   $26,714,335  |                  |                 ----         |         |        |                 ----         |
|Other Capital:                |                  |Casualty-100%    $150,000,000 |         |        |Neckura-100%     DM 1,656,925 |
|-------------                 |                  |                              |         |        |                              |
|Casualty-Ptd.    $   713,567  |                  |                              |         |        |                              |
--------------------------------                  --------------------------------         |        --------------------------------
                                                                 |                         |
                                                  --------------------------------         |        --------------------------------
                                                  |          SCOTTSDALE          |         |        |       COLUMBUS INSURANCE     |
                                                  |        SURPLUS LINES         |         |        |      BROKERAGE AND SERVICE   |
                                                  |       INSURANCE COMPANY      |         |        |              GmbH            |
                                                  |                              |         |        |Common Stock:    1 Share      |
                                                  |                              |         |--------|------------                  |
                                                  |        "NEWLY FORMED"        |         |        |                 Cost         |
                                                  |                              |         |        |                 ----         |
                                                  |                              |         |        |Neckura-100%     DM 51,639    |
                                                  |                              |         |        |                              |
                                                  |                              |         |        |                              |
                                                  --------------------------------         |        --------------------------------
                                                                 |                         |
                                                  --------------------------------         |        --------------------------------
                                                  |      NATIONAL PREMIUM &      |         |        |          LEBEN DIREKT        |
                                                  |    BENEFIT ADMINISTRATION    |         |        |        INSURANCE COMPANY     |
                                                  |           COMPANY            |         |        |                              |
                                                  |Common Stock:    10,000       |         |        |Common Stock:    4,000 Shares |
                                                  |------------     Shares       |------------------|------------                  |
                                                  |                 Cost         |                  |                 Cost         |
                                                  |                 ----         |                  |                 ----         |
                                                  |Scottsdale-100%  $10,000      |                  |Neckura-100%     DM 4,000,000 |
                                                  |                              |                  |                              |
                                                  |                              |                  |                              |
                                                  --------------------------------                  --------------------------------

                                                  --------------------------------                  --------------------------------
                                                  |         SVM SALES            |                  |          AUTO DIREKT         |
                                                  |            GmbH              |                  |       INSURANCE COMPANY      |
                                                  |                              |                  |                              |
                                                  |Common Stock:    50 Shares    |                  |Common Stock:    1,500 Shares |
                                                  |------------                  |                  |------------                  |
                                                  |                 Cost         |                  |                 Cost         |
                                                  |                 ----         |                  |                 ----         |
                                                  |Neckura-100%     DM 50,000    |                  |Neckura-100%     DM 1,643,149 |
                                                  |                              |                  |                              |
                                                  |                              |                  |                              |
                                                  --------------------------------                  --------------------------------


                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                              (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                         FIRE INSURANCE COMPANY                            |
       |                                (FIRE)                                     |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------------------------------       |
  |                                          |                                                                  |       |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |                |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |                |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |                |                                |
  |     |                              |     |    |        CORPORATION           |                |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |                |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |                |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |                |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |                |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |                |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |                |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |                |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |
  |     |                              |     |    |                              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |
  |     |------------     Shares       |     |    |------------     Shares       |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |
  |     |                              |     |    |Common Stock:    100 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |
        |------------     Shares       |     |    |                 Cost         |
        |                 Cost         |     |    |                 ----         |
        |                 ----         |     |    |Casualty-90%     $9,000       |
        |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |
        --------------------------------     |    --------------------------------
                      ||                     |
        --------------------------------     |    --------------------------------
        |   COLONIAL COUNTY MUTUAL     |     |    |       CALIFORNIA CASH        |
        |      INSURANCE COMPANY       |     |    |          MANAGEMENT          |
        |                              |     |    |                              |
        |Surplus Debentures            |     |    |Common Stock:    90 Shares    |
        |------------------            |     |----|------------                  |
        |                 Cost         |     |    |                 Cost         |
        |                 ----         |     |    |                 ----         |
        |Colonial         $500,000     |     |    |Casualty-100%    $9,000       |
        |Lone Star         150,000     |     |    |                              |
        --------------------------------     |    --------------------------------
                                             |
                                             |    --------------------------------                  --------------------------------
                                             |    |         NATIONWIDE           |                  |           THE BEAK AND       |
                                             |    |     COMMUNICATIONS, INC.     |                  |         WIRE CORPORATION     |
                                             |    |Common Stock:    14,750       |                  |                              |
                                             |    |------------     Shares       |                  |Common Stock:    750 Shares   |
                                             -----|                 Cost         |------------------|------------                  |
                                                  |                 ----         |                  |                 Cost         |
                                                  |Casualty-100%    $11,510,000  |                  |                 ----         |
                                                  |Other Capital:                |                  |NW Comm-100%     $531,000     |
                                                  |-------------                 |                  |                              |
                                                  |Casualty-Ptd.      1,000,000  |                  |                              |
                                                  --------------------------------                  --------------------------------



Subsidiary Companies -- Solid Line
Contractual Association -- Double Lines

March 6, 1997

                                                                                                                        (Left Side)
                                                NATIONWIDE INSURANCE ENTERPRISE(R)

                                         ------------------------------------------------
                                        |              EMPLOYERS INSURANCE               |
                                        |                  OF WAUSAU                     |==========================================
                                        |               A MUTUAL COMPANY                 |
                                         ------------------------------------------------



























                              ------------------------------------------------------------------------------------------------------
                             |                                  |                                   |
                ---------------------------        ---------------------------        ---------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
                ---------------------------        ---------------------------        ---------------------------
                               |                                                                    ||
 ---------------------------   |   ---------------------------        ---------------------------   ||   --------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |     ADVISORY SERVICES     |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|        (NW LIFE)          |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 68,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life--100% $58,070,003 |  |  | NW Life--100% $5,996,261  |  ||  | NFIDIA--100% $100         |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |   INVESTOR SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------  Shares      |==||  | ------------  Shares      |  ||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life--100% $35,971,375 |  |  | NW Adv. Serv.--100% $5,000|  ||  | NFIDIA--100% $10,100      |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |  ||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life--100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDIA--100% $153,000     |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
| NATIONWIDE LIFE INSURANCE |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|    COMPANY OF NEW YORK    |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Common Stock:             |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |__||==|          AGENCY OF       |
|               Cost        |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|               ----        |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life--100%             |  |  |                           |  ||  |               ----        |      |                          |
| (Proposed)                |  |  |      COMMON LAW TRUST     |  ||  | NFIDIA--100% $100         |      |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------        --------------------------
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||
|      INVESTORS, LTD.      |  |  |          INVESTING        |  ||
|                           |  |  |        FOUNDATION II      |  ||
| Units:                    |  |  |                           |  ||
| ------                    |  |  |                           |==||
|                           |  |  |                           |  ||
|                           |  |  |                           |  ||
| NW Life--90%              |  |  |                           |  ||
| NW Mutual--10%            |  |  |      COMMON LAW TRUST     |  ||
 ---------------------------   |   ---------------------------   ||
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||
|      INVESTORS, LTD.      |  |  |      SEPARATE ACCOUNT     |  ||
|                           |  |  |            TRUST          |  ||
| Units:                    |  |  |                           |  ||
| ------                    |__|  |                           |__||
|                           |     |                           |
|                           |     |                           |
| NW Life--97.6%            |     |                           |
| NW Mutual--2.4%           |     |      COMMON LAW TRUST     |
 ---------------------------       ---------------------------

                                                                                                                           (Center)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|               INSURANCE COMPANY                |==========================================
                                        |                  (CASUALTY)                    |
                                         ------------------------------------------------
                                                                 |
                                                                 |              ----------------------------------------------------
                                                                 |              |
                                               ---------------------------------------
                                              |    NATIONWIDE CORPORATION (NW CORP)   |
                                              |   Common Stock:           Control     |
                                              |   ------------            -------     |
                                              |    13,642,432               100%      |
                                              |              Shares      Cost         |
                                              |             ------      ----          |
                                              | Casualty    12,992,922   $751,352,485 |
                                              | Fire           649,510     24,007,936 |
                                               ---------------------------------------
                                                                |
              ----------------------------------------------------------------------------------------------------------------------
              |                                     |                                |                             |
 ---------------------------     --------------------------       -----------------------------      ----------------------------
|    NATIONWIDE FINANCIAL   |   |   MRM INVESTMENTS, INC.   |    |      WEST COAST LIFE        |    |    NATIONAL CASUALTY       |
|    SERVICES, INC. (NFS)   |   |                           |    |     INSURANCE COMPANY       |    |         COMPANY            |
|                           |   |                           |    |                             |    |           (NC)             |
| Common Stock: Control     |   | Common Stock: 1           |    | Common Stock: 1,000,000     |    | Common Stock: 100          |
| ------------  -------     |   | ------------  Share       |    | ------------  Shares        |    | ------------  Shares       |
|                           |   |                           |    |                             |    |                            |
|                           |   |               Cost        |    |               Cost          |    |                Cost        |
| Class A     Public--100%  |   |               ----        |    |               ----          |    |                ----        |
| Class B     NW Corp--100% |   | NW Corp.--100% $1,339,218 |    | NW Corp.--100% $152,946,930 |    | NW Corp.--100% $73,442,439 |
 ---------------------------     ---------------------------      -----------------------------      ----------------------------
             |                                                                                                     |
--------------------------------------------------------------------------------                                   |
                             |                                                  |                                  |
                ---------------------------                       ---------------------------        ----------------------------
               | PUBLIC EMPLOYEES BENEFIT  |                     |      NEA VALUEBUILDER       |    |   NCC OF AMERICA, INC.     |
               |   SERVICES CORPORATION    |                     |   INVESTOR SERVICES, INC.   |    |         (INACTIVE)         |
               |         (PEBSCO)          |                     |             (NEA)           |    |                            |
               | Common Stock: 236,494     |==||                 | Common Stock: 500           |    |                            |
               | ------------  Shares      |  ||                 | ------------  Shares        |    |                            |
               |                           |  ||                 |                             |    |                            |
               | NFS--100%                 |  ||                 | NFS--100%                   |    | NFS--100%                  |
                ---------------------------   ||                  -----------------------------      ----------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||
               |          ALABAMA          |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |     OF ALABAMA, INC.      |  ||
               | Common Stock: 100,000     |  ||  | Common Stock: 500         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%      $5,000     |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||
               |         ARKANSAS          |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |      OF ARIZONA, INC      |  ||
               | Common Stock: 50,000      |  ||  | Common Stock: 100         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $500        |  ||  | NEA--100%     $1,000      |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |  PEBSCO OF MASSACHUSETTS  |  ||  |     NEA VALUEBUILDER      |  ||
               |  INSURANCE AGENCY, INC.   |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |      OF MONTANA, INC.     |  ||
               | Common Stock: 1,000       |  ||  | Common Stock: 500         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%     $500        |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ---------------------------
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||  |                           |
               |          MONTANA          |  ||  |     INVESTOR SERVICES     |  ||  |                           |
               |                           |  ||  |      OF NEVADA, INC.      |  ||  |     NEA VALUEBUILDER      |
               | Common Stock: 500         |  ||  | Common Stock: 500         |  ||  |     INVESTOR SERVICES     |
               | ------------  Shares      |--||  | ------------  Shares      |  ||==|       OF OHIO, INC.       |
               |                           |  ||  |                           |  ||  |                           |
               |               Cost        |  ||  |               Cost        |  ||  |                           |
               |               ----        |  ||  |               ----        |  ||  |                           |
               | PEBSCO--100%  $500        |  ||  | NEA--100%     $500        |  ||  |                           |
                ---------------------------   ||   ---------------------------   ||   ---------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ---------------------------
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||  |                           |
               |        NEW MEXICO         |  ||  |     INVESTOR SERVICES     |  ||  |                           |
               |                           |  ||  |      OF WYOMING, INC.     |  ||  |     NEA VALUEBUILDER      |
               | Common Stock: 1,000       |  ||  | Common Stock: 500         |  ||  |     INVESTOR SERVICES     |
               | ------------  Shares      |--||  | ------------  Shares      |  ||==|     OF OKLAHOMA, INC.     |
               |                           |  ||  |                           |  ||  |                           |
               |               Cost        |  ||  |               Cost        |  ||  |                           |
               |               ----        |  ||  |               ----        |  ||  |                           |
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%     $500        |  ||  |                           |
                ---------------------------   ||   ---------------------------   ||   ---------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ----------------------------
               |                           |  ||  |     NEA VALUEBUILDER      |  ||  |                            |
               |                           |  ||  |    SERVICES INSURANCE     |  ||  |                            |
               |         PEBSCO OF         |  ||  |       AGENCY, INC.        |  ||  |      NEA VALUEBUILDER      |
               |        TEXAS, INC.        |  ||  | Common Stock: 100         |  ||  |      INVESTOR SERVICES     |
               |                           |==||  | ------------  Shares      |__||==|        OF TEXAS, INC.      |
               |                           |      |                           |      |                            |
               |                           |      |               Cost        |      |                            |
               |                           |      |               ----        |      |                            |
               |                           |      | NEA--100%     $1,000      |      |                            |
                ---------------------------        ---------------------------        ----------------------------

                                                                                                                            (Right)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|            FIRE INSURANCE COMPANY              |
                                        |                   (FIRE)                       |
                                         ------------------------------------------------
                                                                 |
-----------------------------------------------------------------|












----------------------------------------------------------------------------------------------
                              |                                |                              |
                ---------------------------         ------------------------------       ------------------------------
               |      GATES, MCDONALD        |     |   EMPLOYERS LIFE INSURANCE   |     |    NATIONWIDE HMO, INC.      |
               |     & COMPANY (GATES)       |     |       OF WAUSAU (ELIOW)      |     |         (NW HMO)             |
               |                             |     |                              |     |                              |
               | Common Stock:   254         |     | Common Stock:   250,000      |     | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  |                 Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | NW CORP.--100%  $25,683,532 |  |  | NW CORP.--100%  $126,509,480 |  |  | NW CORP.--100%  $14,603,732  |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    ---------------------------     |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |       WAUSAU PREFERRED       |  |  |    NATIONWIDE MANAGEMENT     |
           |   |      OF NEW YORK, INC.      |  |  |      HEALTH INSURANCE CO.    |  |  |         SYSTEMS, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   3           |  |  | Common Stock:   250,000      |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  | NW HMO          Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | GATES--100%     $106,947    |  |  | NW CORP.--100%  $57,413,193  |  |  | Inc.--100%      $25,149      |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |     KEY HEALTH PLAN, INC.    |  |  |          NATIONWIDE          |
           |   |         OF NEVADA           |  |  |                              |  |  |          AGENCY, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   40          |  |  | Common Stock:   1,000        |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |     |                              |  |  |                              |
           |   |                 Cost        |     |                 Cost         |  |  | NW HMO          Cost         |
           |   |                 ----        |     |                 ----         |  |  |                 ----         |
           |   | Gates--100%     $93,750     |     | ELIOPW--80%  $2,700,000      |  |  | Inc.--99%       $116,077     |
           |    -----------------------------       ------------------------------   |   ------------------------------
           |
           |    -----------------------------
           |   |      GATES, MCDONALD        |
           |   |     HEALTH PLUS, INC.       |
           |   |                             |
           |   | Common Stock:   200         |
           |-- | ------------    Shares      |
               |                             |
               |                 Cost        |
               |                 ----        |
               | NW CORP.--100%  $2,000,000  |
                -----------------------------









                                                                                Subsidiary Companies    -- Solid Line

                                                                                Contractual Association -- Double Line

                                                                                Partnership Interest    -- Dotted Line



                                                                                                             March 6, 1997

                                                                                                                    Page 2

Item 31.  Number of Contract Owners


          The number of contract Owners of Qualified and Non-Qualified Contracts as of March 1, 1997, was 5 and 0, respectively.


Item 32.  Indemnification

          Provision is made in the Company's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable

Item 33.  Business and Other Connections of Investment Advisers

          Not Applicable.

Item 34.  Principal Underwriter

          Not Applicable.

Item 35.  Location of Accounts and Records

          Robert O. Cline
          Nationwide Life Insurance Company
          One Nationwide Plaza
          Columbus, OH  43216

Item 36.  Management Services

          Not Applicable

Item 37.  Undertakings

          The Registrant hereby undertakes to:


          (a) File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

          (c) Deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Represent that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.



                                    72 of 79

                                   OFFERED BY

                                   NATIONWIDE
                                   LIFE  INSURANCE COMPANY

                                   Group Common Stock
                                   Variable Annuity Contracts


                                Separate Account No. 1
                                            PROSPECTUS
                                           MAY 1, 1997



                                    73 of 79

            Accountants' Consent and Independent Auditors' Report on
                         Financial Statement Schedules

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Life Insurance Company Separate Account No. 1:

The audits referred to in our report on Nationwide Life Insurance Company (the Company) dated January 31, 1997, included the related financial statement schedules as of December 31, 1996, and for each of the years in the three-year period ended December 31, 1996, included in the registration statement. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits. In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

We consent to the use of our reports included herein and to the reference to our firm under the heading "Investment Advisory and Other Services" in the Statement of Additional Information.

                                                           KPMG Peat Marwick LLP


Columbus, Ohio
April 28, 1997



                                    74 of 79

                               (Stamped sheet 039)

                               (Stamped sheet 040)

                               (Stamped sheet 041)

                               (Stamped sheet 042)

                                   SIGNATURES


      As required by the Securities Act of 1933, the Registrant, SEPARATE ACCOUNT NO. 1, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 28th day of April, 1997.


                                             SEPARATE ACCOUNT NO. 1
                                 -----------------------------------------------
                                                (Registrant)
                                       NATIONWIDE LIFE INSURANCE COMPANY
                                 -----------------------------------------------
                                                 (Depositor)


                                              By/s/JOSEPH P. RATH
                                 -----------------------------------------------
                                               Joseph P. Rath
                                             Vice President and
                                          Associate General Counsel


As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 28th day of April, 1997.


              Signature                     Title


LEWIS J. ALPHIN                           Director
-----------------------------
Lewis J. Alphin


KEITH W. ECKEL                            Director
-----------------------------
Keith W. Eckel


WILLARD J. ENGEL                          Director
-----------------------------
Willard J. Engel


FRED C. FINNEY                            Director
-----------------------------
Fred C. Finney


CHARLES L. FUELLGRAF, JR.                 Director
-----------------------------
Charles L. Fuellgraf, Jr.


JOSEPH J. GASPER                President/Chief Operating Officer and Director
-----------------------------
Joseph J. Gasper


HENRY S. HOLLOWAY               Chairman of the Board and Director
-----------------------------
Henry S. Holloway

                               Chairman and Chief Executive Officer--Nationwide
D. RICHARD MCFERSON                  Insurance Enterprise and Director
-----------------------------
D. Richard McFerson


DAVID O. MILLER                           Director
-----------------------------
David O. Miller


C. RAY NOECKER                            Director
-----------------------------
C. Ray Noecker


ROBERT A. OAKLEY              Executive Vice President-Chief Financial Officer
-----------------------------
Robert A. Oakley


JAMES F. PATTERSON                        Director        By/s/JOSEPH P. RATH
-----------------------------                         --------------------------
James F. Patterson                                         Joseph P. Rath


ARDEN L. SHISLER                          Director
-----------------------------
Arden L. Shisler


ROBERT L. STEWART                         Director
-----------------------------
Robert L. Stewart


NANCY C. THOMAS                           Director
-----------------------------
Nancy C. Thomas


HAROLD W. WEIHL                           Director
-----------------------------
Harold W. Weihl


                                    79 of 79

                                POWER OF ATTORNEY



         KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of NATIONWIDE LIFE INSURANCE COMPANY, and NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY, both Ohio corporations, which have filed or will file with the U.S. Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, various Registration Statements and amendments thereto for the registration under said Act of Individual Deferred Variable Annuity Contracts in connection with MFS Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Multi-Flex Variable Account, Nationwide Variable Account-8, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C and Nationwide VA Separate Account-Q; and the registration of fixed interest rate options subject to a market value adjustment offered under some or all of the aforementioned individual Variable Annuity Contracts in connection with Nationwide Multiple Maturity Separate Account and Nationwide Multiple Maturity Separate Account-A, and the registration of Group Flexible Fund Retirement Contracts in connection with Nationwide DC Variable Account, Nationwide DCVA-II, and NACo Variable Account; and the registration of Group Common Stock Variable Annuity Contracts in connection with Separate Account No. 1; and the registration of variable life insurance policies in connection with Nationwide VLI Separate Account, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VL Separate Account-A and Nationwide VL Separate Account-B, hereby constitutes and appoints Dimon Richard McFerson, Joseph J. Gasper, W. Sidney Druen, and Joseph P. Rath, and each of them with power to act without the others, his/her attorney, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to approve, and sign such Registration Statements and any and all amendments thereto, with power to affix the corporate seal of said corporation thereto and to attest said seal and to file the same, with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, hereby granting unto said attorneys, and each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of this 2nd day of April, 1997.

/s/ Lewis J. Alphin                                                 /s/ David O. Miller
-------------------------------------------------                   --------------------------------------------------
Lewis J. Alphin, Director                                           David O. Miller, Director

/s/ Keith W. Eckel                                                  /s/ C. Ray Noecker
-------------------------------------------------                   -------------------------------------------------
Keith W. Eckel, Director                                            C. Ray Noecker, Director

/s/ Willard J. Engel                                                /s/ Robert A. Oakley
-------------------------------------------------                   --------------------------------------------------
Willard J. Engel, Director                                          Robert A. Oakley, Executive Vice President and Chief
                                                                    Financial Officer

/s/ Fred C. Finney                                                  /s/ James F. Patterson
-------------------------------------------------                   --------------------------------------------------
Fred C. Finney, Director                                            James F. Patterson, Director

/s/ Charles L. Fuellgraf                                            /s/ Arden L. Shisler
-------------------------------------------------                   --------------------------------------------------
Charles L. Fuellgraf, Jr., Director                                 Arden L. Shisler, Director

/s/ Joseph J. Gasper                                                /s/ Robert L. Stewart
-------------------------------------------------                   --------------------------------------------------
Joseph J. Gasper, President and Chief Operating Officer             Robert L. Stewart, Director
and Director

/s/ Henry S. Holloway                                               /s/ Nancy C. Thomas
-------------------------------------------------                   --------------------------------------------------
Henry S. Holloway, Chairman of the Board, Director                  Nancy C. Thomas, Director

/s/ Dimon Richard McFerson                                          /s/ Harold W. Weihl
-------------------------------------------------                   --------------------------------------------------
Dimon Richard McFerson, Chairman and Chief Executive                Harold W. Weihl, Director
Officer-Nationwide Insurance Enterprise and Director